TCW GALILEO FUND
April 30, 2000


                              SEMI-ANNUAL REPORT





                        Money Market



                              Core Fixed Income



                                   High Yield Bond




                                        Mortgage-Backed Securities





                                                  Total Return
                                                   Mortgage-Backed
                                                     Securities



                                       [LOGO]  TCW GALILEO FUNDS INC
                                               ---------------------------------
                                               THE POWER OF INDEPENDENT THINKING

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

     U.S. Fixed Income

Table of Contents                                                 April 30, 2000

     Letter to Shareholders.................................................   1

     Performance Summary....................................................   2

     Schedules of Investments:

       TCW Galileo Money Market Fund........................................   3

       TCW Galileo Core Fixed Income Fund...................................   5

       TCW Galileo High Yield Bond Fund.....................................  12

       TCW Galileo Mortgage-Backed Securities Fund..........................  19

       TCW Galileo Total Return Mortgage-Backed Securities Fund.............  22

     Statements of Assets and Liabilities...................................  25

     Statements of Operations...............................................  26

     Statements of Changes in Net Assets....................................  27

     Notes to Financial Statements..........................................  30

     Financial Highlights...................................................  41


[LOGO]

                                                                          [ICON]
--------------------------------------------------------------------------------

To Our Shareholders

     We are pleased to submit the April 30, 2000 semi-annual reports for the TCW Galileo Funds. On the following page is an analysis of each Fund's investment performance for a 1 year, 5 year and since inception period through April 30, 2000.

     TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Funds' long-term investment performance record is among the best in the industry. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

     The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

     Please call our Shareholder Services Department at (800) FUND-TCW (386-
     3829) if you have any questions or would like further information on the TCW Galileo Funds .


     /s/ Marc I. Stern

     Marc I. Stern
     Chairman of the Board

     June 2, 2000

                                                                               1
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TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

          U.S. Fixed Income

     Performance Summary (Unaudited)                              April 30, 2000

                                                                              Total Return --
                                                                              Annualized As of
                                                                               April 30, 2000
                                                                     ----------------------------------
                                                                                                Since
                                                            NAV       1-Year        5-Year    Inception   Inception Date
                                                          --------   --------      --------   ---------   ---------------
               TCW Galileo Money Market Fund               $1.00       5.21%        5.26%       5.61% (1)    07/14/88(2)

               TCW Galileo Core Fixed Income Fund
                 -- Institutional Class                    $9.15      (0.50)%       6.18%       6.62% (1)    01/01/90(2)

               TCW Galileo Core Fixed Income Fund
                 -- Advisory Class                         $9.24      (0.96)%        N/A        0.05%        03/01/99

               TCW Galileo High Yield Bond Fund
                 -- Institutional Class                    $8.47      (2.15)%       7.27%       9.30% (1)    02/01/89(2)

               TCW Galileo High Yield Bond Fund
                 -- Advisory Class                         $8.57      (2.12)%        N/A        0.44%        03/01/99

               TCW Galileo Mortgage-Backed
                 Securities Fund                           $9.56       5.51%        6.59%       6.58% (1)    02/01/90(2)

               TCW Galileo Total Return Mortgage-
                 Backed Securities Fund
                 -- Institutional Class                    $8.77       0.17%        7.60%       6.02%        06/17/93

               TCW Galileo Total Return Mortgage-
                 Backed Securities Fund
                 -- Advisory Class                         $9.02       1.14%         N/A        0.29%        03/01/99

               (1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. if the limited partnership had been registered under the 1940 act, the limited partnership's performance may have been lower.
               (2)   Inception date of predecessor limited partnership.

2
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TCW Galileo Money Market Fund                                             [ICON]
--------------------------------------------------------------------------------

     Schedule of Investments (Unaudited)                          April 30, 2000

           Principal
            Amount            Fixed Income Securities                      Value
          -----------         -----------------------                   ------------
                              Agency Securities (8.8% of Net Assets)
          $10,000,000         Federal National Mortgage Association,
                                Floating Rate Note, 6.282%,
                                due 07/14/00                            $  9,995,654
           10,000,000         Student Loan Marketing Association,
                                Variable Rate Note, 6.482%,
                                due 11/09/00                               9,998,965
                                                                        ------------
                              Total Agency Securities
                                (Cost: $19,994,619)                       19,994,619
                                                                        ------------
                              Commercial Paper (66.8%)
            5,000,000         American Express Credit Corp., 5.99%,
                                due 05/02/00                               4,997,504
            5,000,000         American Express Credit Corp., 5.99%,
                                due 05/03/00                               4,996,672
            5,000,000         Associates Corp. of North America,
                                6.03%, due 05/01/00                        4,998,325
            3,700,000         Bellsouth Telecom, Inc., 5.97%,
                                due 05/02/00                               3,698,159
            3,400,000         Bellsouth Telecom, Inc., 6%,
                                due 05/02/00                               3,398,300
            2,900,000         Bellsouth Telecom, Inc., 6.15%,
                                due 06/06/00                               2,881,174
           10,000,000         Chevron Corp., 5.98%, due 05/04/00           9,991,694
            7,850,000         Ciesco L.P., 6%, due 05/10/00                7,835,608
            5,000,000         Du Pont (E.I.) De Nemours & Co., Inc.,
                                5.98%, due 05/05/00                        4,995,017
           10,000,000         General Electric Capital Corp., 6.03%,
                                due 05/01/00                               9,996,650
           10,000,000         Goldman Sachs, Inc., 6.06%,
                                due 05/01/00                               9,996,633
            7,500,000         International Lease Finance Corp., 6%,
                                due 05/25/00                               7,467,500
            7,800,000         Merrill Lynch & Company, Inc., 6%,
                                due 05/03/00                               7,794,800
            6,000,000         Metlife Funding, Inc., 6%, due 05/01/00      5,998,000
            5,000,000         Paccar Financial Corp., 6%,
                                due 05/08/00                               4,992,500
            6,800,000         Pacific Life Insurance, 6.01%,
                                due 05/10/00                               6,787,513
            5,215,000         PepsiCo, Inc., 5.97%, due 05/03/00           5,211,541
           10,000,000         Riverwoods Funding Corp., 6.02%,
                                due 05/17/00                               9,969,900
            2,478,000         Sara Lee Corp., 6.02%, due 05/12/00          2,472,613
            6,000,000         Schering-Plough Corp., 5.98%,
                                due 05/11/00                               5,988,040
            9,063,000         Smithkline Beecham Corp., 6.01%,
                                due 05/05/00                               9,053,922
            7,900,000         United Parcel Service, Inc., 5.96%,
                                due 05/01/00                               7,897,384
           10,000,000         USAA Capital Corp., 5.9%, due 05/16/00       9,972,139
                                                                        ------------
                              Total Commercial Paper
                                (Cost: $151,391,588)                     151,391,588
                                                                        ------------
                              Corporate Fixed Income Securities
                                (24.2%)
            4,650,000         Associates Corp. of North America,
                                5.85%, due 01/15/01                        4,620,097
            4,000,000         CIT Group, Inc., 5%, due 10/06/00            3,973,693
            6,000,000         CIT Group, Inc., 5.8%, due 07/20/00          6,000,971
           10,000,000         Ford Motor Credit Corp., 6.25%,
                                due 11/08/00                               9,987,225
            9,800,000         IBM Credit Corp., 6.375%, due 06/15/00       9,806,664
            2,400,000         International Lease Finance Corp.,
                                5.875%, due 01/15/01                       2,386,839
            8,200,000         Nationsbank N.A., 5.75%, due 03/15/01        8,133,800

See accompanying notes to financial statements.

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TCW Galileo Money Market Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

      Principal
       Amount                                                                Value
     -----------                                                          ------------
                         Corporate Fixed Income Securities
                           (Continued)
     $ 5,000,000         Paccar Financial Corp., 5.25%,
                           due 10/19/00                                   $  4,979,912
       5,000,000         Pitney Bowes Credit Corp., 5.95%,
                           due 09/29/00                                      5,000,000
                                                                          ------------
                         Total Corporate Fixed Income Securities
                           (Cost: $54,889,201)                              54,889,201
                                                                          ------------
                         Total Fixed Income Securities
                           (Cost: $226,275,408) (99.8%)                    226,275,408
                                                                          ------------


                         Short-Term Investments (Cost: $25,309) (0.0%)
                         ---------------------------------------------
          25,309         Investors Bank & Trust Depository Reserve,
                           4.85%, due 05/01/00                                  25,309
                                                                          ------------
                         Total Investments
                           (Cost: $226,300,717) (99.8%)                    226,300,717
                         Excess of Other Assets over Liabilities (0.2%)        358,563
                                                                          ------------
                         Net Assets (100.0%)                              $226,659,280
                                                                          ============


See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund                                        [ICON]
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited)                               April 30, 2000

Principal
  Amount    Fixed Income Securities                      Value
----------  -----------------------                   -----------

            Corporate Bonds

            Aerospace/Defense (0.1% of Net Assets)
$   75,000  BE Aerospace, Inc., 9.5%, due 11/01/08    $    65,625
                                                      -----------
            Automotive (0.4%)
    25,000  American Axle & Manufacturing Holdings,
              Inc., 9.75%, due 03/01/09                    23,812
    70,000  Hayes Lemmerz International, Inc.,
              8.25%, due 12/15/08                          59,850
    75,000  JL French Automotive Castings, Inc.,
              11.5%, due 06/01/09                          74,062
    75,000  Transportation Manufacturing Operation
              Co., 11.25%, due 05/01/09                    72,000
                                                      -----------
            Total Automotive                              229,724
                                                      -----------
            Banking & Financial Services (2.5%)
   400,000  Abbey National PLC, 6.69%, due 10/17/05       378,000
    50,000  Forest City Enterprises, Inc., 8.5%,
              due 03/15/08                                 45,250
    75,000  Metris Companies, Inc., 10.125%,
              due 07/15/06                                 72,000
   500,000  National Rural Utilities Cooperative
              Financial Corp., 5%, due 10/01/02           473,430
   100,000  NationsBank Corp., 7.5%, due 09/15/06          98,000
    60,000  Security Pacific Corp., 11.5%,
              due 11/15/00                                 61,350
   200,000  Wells Fargo & Co., 7.2%, due 05/01/03         198,660
                                                      -----------
            Total Banking & Financial Services          1,326,690
                                                      -----------
            Building Materials (0.2%)
    75,000  Juno Lighting, Inc., 11.875%,
              due 07/01/09                                 63,000
    75,000  NCI Building Systems, Inc., 9.25%,
              due 05/01/09                                 68,625
                                                      -----------
            Total Building Materials                      131,625
                                                      -----------
            Chemicals (1.3%)
     5,000  GEO Specialty Chemicals, Inc., 10.125%,
              due 08/01/08                                  4,300
   600,000  IMC Global, Inc., 6.5%, due 08/01/03          572,922
    50,000  Lyondell Chemical Companies, Inc.,
              10.875%, due 05/01/09                        49,500
    50,000  Polymer Group, Inc., 8.75%,
              due 03/01/08                                 44,750
                                                      -----------
            Total Chemicals                               671,472
                                                      -----------
            Commercial Services (0.6%)
   150,000  Stericycle, Inc., 12.375%, due 11/15/09       151,500
    75,000  United Rentals, Inc., 9.25%,
              due 01/15/09                                 66,750
    50,000  United Rentals, Inc., 9.5%,
              due 06/01/08                                 45,750
    50,000  Williams Scotsman, Inc., 9.875%,
              due 06/01/07                                 45,500
                                                      -----------
            Total Commercial Services                     309,500
                                                      -----------

            Computer Services (0.4%)
    50,000  Anteon Corp., 12%, due 05/15/09                45,000
   200,000  PSINet, Inc., 11%, due 08/01/09               180,000
                                                      -----------
            Total Computer Services                       225,000
                                                      -----------
            Construction (0.6%)
   200,000  General Electric Global Insurance Corp.,
              7%, due 02/15/26                            181,124

See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

Principal
  Amount                                                 Value
----------                                            -----------

            Construction (Continued)
$   75,000  Hovnanian Enterprises, Inc., 9.125%,
              due 05/01/09                            $    65,625
    75,000  Lennar Corp., 9.95%, due 05/01/10              71,437
                                                      -----------
            Total Construction                            318,186
                                                      -----------
            Containers & Packaging (0.4%)
    75,000  Anchor Glass Container Corp., 9.875%,
              due 03/15/08                                 47,250
    50,000  Consolidated Container Companies, LLC,
              (144A), 10.125%, due 07/15/09                50,000*
    75,000  Consumers Packaging, Inc., 9.75%,
              due 02/01/07                                 39,750
    50,000  U.S. Can Corp., Series B, 10.125%,
              due 10/15/06                                 52,500
                                                      -----------
            Total Containers & Packaging                  189,500
                                                      -----------
            Electronics (0.6%)
    75,000  360networks, Inc., (144A), 13%,
              due 05/01/08                                 73,687*
   200,000  Litton Industries, Inc., 6.05%,
              due 04/15/03                                190,500
    55,000  Viasystems, Inc., 9.75%, due 06/01/07          47,025
                                                      -----------
            Total Electronics                             311,212
                                                      -----------
            Energy & Oil Services (3.1%)
   300,000  Coastal Corp., 6.95%, due 06/01/28            255,927
   100,000  Forest Oil Corp., 10.5%, due 01/15/06         101,000
   100,000  Grey Wolf, Inc., 8.875%, due 07/01/07          92,000
    15,000  Gulf Canada Resources, Ltd., 9.25%,
              due 01/15/04                                 15,022
   250,000  Occidental Petroleum Corp., 7.65%,
              due 02/15/06                                242,450
    50,000  P&L Coal Holdings Corp., 9.625%,
              due 05/15/08                                 44,500
   125,000  Pride International, Inc., 10%,
              due 06/01/09                                125,000
   150,000  Sonat, Inc., 6.75%, due 10/01/07              139,500
   100,000  Trans-Canada Pipelines, Ltd., 7.06%,
              due 10/14/25                                 89,250
   400,000  Trans-Canada Pipelines, Ltd., 7.7%,
              due 06/15/29                                390,528
   200,000  Transcontinental Gas Pipe Lines, 6.25%,
              due 01/15/08                                179,500
                                                      -----------
            Total Energy & Oil Services                 1,674,677
                                                      -----------
            Entertainment & Leisure (0.9%)
   150,000  Hollywood Park, Inc., 9.25%,
              due 02/15/07                                148,500
    50,000  International Game Technology, Inc.,
              8.375%, due 05/15/09                         46,375
   100,000  Marvel Enterprises, Inc., 12%,
              due 06/15/09                                 78,000
    75,000  Mohegan Tribal Gaming, Inc., 8.75%,
              due 01/01/09                                 71,250
   125,000  SFX Entertainment, Inc., 9.125%,
              due 12/01/08                                125,625
                                                      -----------
            Total Entertainment & Leisure                 469,750
                                                      -----------

            Foods, Hotels & Restaurants (0.2%)
   100,000  New World Pasta Company, Inc., 9.25%,
              due 02/15/09                                 75,000
   100,000  Signature Resorts/Sunterra, Inc., 9.25%,
              due 05/15/06                                 50,000
                                                      -----------
            Total Foods, Hotels & Restaurants             125,000
                                                      -----------
            Healthcare (1.0%)
    75,000  Bio-Rad Laboratories, Inc., (144A),
              11.625%, due 02/15/07                        76,875*
    75,000  Concentra Operating Corp., (144A), 13%,
              due 08/15/09                                 54,000*
   100,000  Express Scripts, Inc., 9.625%,
              due 06/15/09                                 94,500

See accompanying notes to financial statements.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  April 30, 2000


Principal
  Amount                                                 Value
----------                                            -----------

            Healthcare (Continued)
$   75,000  Hanger Orthopedic Group, Inc., 11.25%,
              due 06/15/09                            $    58,125
   150,000  Hudson Respiratory Care, Inc., 9.125%,
              due 04/15/08                                114,000
    50,000  Prime Medical Services, Inc., 8.75%,
              due 04/01/08                                 42,000
    75,000  Unilab Finance Corp., 12.75%,
              due 09/28/09                                 74,812
                                                      -----------
            Total Healthcare                              514,312
                                                      -----------
            Household Products (0.1%)
    29,000  Boyds Collection, Ltd., 9%,
              due 05/15/08                                 25,665
    25,000  Home Interiors & Gifts, Inc., 10.125%,
              due 06/01/08                                 19,750
                                                      -----------
            Total Household Products                       45,415
                                                      -----------
            Machinery (0.4%)
   250,000  United Tech Corp., 7.5%, due 09/15/29         241,982
                                                      -----------
            Media--Broadcasting & Publishing (2.3%)
    75,000  American Media Operations, Inc., 10.25%,
              due 05/01/09                                 71,063
   150,000  Classic Cable, Inc., 9.375%,
              due 08/01/09                                140,625
   300,000  Cox Communications, Inc., 7.5%,
              due 08/15/04                                293,304
    20,000  Garden State Newspapers, Inc., 8.625%,
              due 07/01/11                                 17,400
    50,000  Primedia, Inc., 7.625%, due 04/01/08           45,500
    75,000  Sinclair Broadcasting Group, Inc., 9%,
              due 07/15/07                                 66,750
    50,000  Sinclair Broadcasting Group, Inc., 10%,
              due 09/30/05                                 47,688
   100,000  Spanish Broadcasting System, Inc.,
              9.625%, due 11/01/09                         97,750
    25,000  STC Broadcasting, Inc., 11%,
              due 03/15/07                                 24,750
   100,000  TV Guide, Inc., 8.125%, due 03/01/09          100,000
   300,000  UIH Australia/Pacific, Inc., 0%,
              due 05/15/06                                271,500
    75,000  WRC Media Corp., 12.75%, due 11/15/09          72,000
                                                      -----------
            Total Media--Broadcasting & Publishing      1,248,330
                                                      -----------
            Metals (0.5%)
   175,000  International Wire Group, Inc., Series
              B, 11.75%, due 06/01/05                     179,813
   100,000  Neenah Corp., 11.125%, due 05/01/07            78,000
    40,000  Wheeling Pittsburgh Corp., 9.25%,
              due 11/15/07                                 36,400
                                                      -----------
            Total Metals                                  294,213
                                                      -----------
            Pollution Control (0.0%)
    25,000  Allied Waste North America, Inc.,
              7.625%, due 01/01/06                         18,750
    50,000  Safety-Kleen Corp., 9.25%, due 05/15/09         1,500
    50,000  Safety-Kleen Services, Inc., 9.25%,
              due 06/01/08                                  3,000
                                                      -----------
            Total Pollution Control                        23,250
                                                      -----------
            Telecommunications (1.1%)
    75,000  ICG Holdings, Inc., 0%, due 05/01/06           60,723
   100,000  Nextlink Communications, Inc., 10.75%,
              due 06/01/09                                 98,500
   100,000  Northern Telecom Capital Corp., 7.4%,
              due 06/15/06                                 98,250
   100,000  Primus Telecom Group, Inc., 12.75%,
              due 10/15/09                                100,000

See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)


Principal
  Amount                                                 Value
----------                                            -----------

            Telecommunications (Continued)
$   75,000  Rhythms NetConnections, Inc., 12.75%,
              due 04/15/09                            $    63,750
   160,000  US West Capital Funding, Inc., 6.25%,
              due 07/15/05                                148,960
                                                      -----------
            Total Telecommunications                      570,183
                                                      -----------
            Textiles, Clothing & Fabrics (0.1%)
    50,000  Westpoint Stevens, Inc., 7.875%,
              due 06/15/08                                 40,000
                                                      -----------
            Transportation (1.3%)
   300,000  American Airlines, Inc., 7.024%,
              due 10/15/09                                282,066
   200,000  Continental Airlines, Inc., 7.056%,
              due 09/15/09                                190,764
   150,000  Southwest Airlines Co., 7.375%,
              due 03/01/27                                141,938
    75,000  Western Star Trucks Holdings, Ltd.,
              8.75%, due 05/01/07                          69,750
                                                      -----------
            Total Transportation                          684,518
                                                      -----------
            Utilities (1.7%)
   400,000  Carolina Power & Light Corp., 5.95%,
              due 03/01/09                                351,576
   500,000  PP & L Capital Funding, 7.75%,
              due 04/15/05                                488,750
    75,000  TNP Enterprises, Inc., (144A), 10.25%,
              due 04/01/10                                 75,563*
                                                      -----------
            Total Utilities                               915,889
                                                      -----------
            Total Corporate Bonds
              (Cost: $11,367,763) (19.8%)              10,626,053
                                                      -----------
            Asset Backed Securities (0.8%)
   170,866  Southern Pacific Secured Assets Corp.
              (97-3-A4), 6.66%, due 06/25/24              169,561
   250,000  Standard Credit Card Trust 93, 5.95%,
              due 10/07/04                                239,605
                                                      -----------
            Total Asset Backed Securities
              (Cost: $417,186)                            409,166
                                                      -----------
            Collateralized Mortgage Obligations
              (31.5%)
 1,584,438  ABN Amro Mortgage Corp. (98-4-A6),
              6.75%, due 11/25/28 (TAC)                 1,401,115
   239,195  Bear Stearns Mortgage Securities, Inc.
              (97-2-A2), 6.5%, due 04/28/24               232,765
   122,455  Bear Stearns Mortgage Securities, Inc.
              (97-2-A5), 6.875%, due 01/28/24             115,490
   508,447  Citicorp Mortgage Securities (98-5-A1),
              6.75%, due 03/25/25                         482,846
   435,147  Countrywide Home Loans (97-8-A1), 6.75%,
              due 01/25/28                                433,180
 2,473,599  Federal Home Loan Mortgage Corp.
              (1468-ZA), 7%, due 02/15/22 (PAC)         2,335,696
    41,429  Federal Home Loan Mortgage Corp.
              (1578-O), 7%, due 09/15/23 (PAC)             38,897
   781,000  Federal Home Loan Mortgage Corp.
              (1588-QD), 6.5%, due 09/15/23 (PAC)         708,500
   450,000  Federal Home Loan Mortgage Corp.
              (1944-GB), 7.5%, due 04/17/24               448,241
 1,000,000  Federal Home Loan Mortgage Corp.
              (2018-H), 6.5%, due 01/15/28 (PAC)          970,550
 1,000,000  Federal Home Loan Mortgage Corp.
              (2043-CH), 6%, due 08/15/26 (PAC)           905,890

See accompanying notes to financial statements.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  April 30, 2000

Principal
  Amount                                                    Value
----------                                               -----------

              Collateralized Mortgage Obligations
              (Continued)
   $1,000,000 Federal Home Loan Mortgage Corp.
                (2061-TA), 5.25%, due 10/15/27 (PAC)     $   827,520
      500,000 Federal Home Loan Mortgage Corp.
                (2063-PV), 6.25%, due 10/15/26 (PAC)         460,590
    2,000,000 Federal Home Loan Mortgage Corp.
                (2151-JE), 6%, due 01/15/27                1,722,200
       16,357 Federal Home Loan Mortgage
                Corp.-Government National Mortgage
                Association (41-K), 8%, due 04/25/24
                (TAC)                                         16,322
      555,485 Federal National Mortgage Association
                (94-2-N), 6.5%, due 01/25/24 (TAC)           510,869
      404,327 Federal National Mortgage Association
                (G3-40-ZC), 6.5%, due 12/25/23               371,366
    1,455,943 Financial Asset Securitization, Inc.
                (97-NAM1-A4), 7.75%, due 05/25/27          1,391,652
    1,000,000 GE Capital Mortgage Services, Inc.
                (99-15-A12), 7%, due 08/25/29                937,060
      972,464 Norwest Asset Securities Corp.
                (97-8-A4), 7.5%, due 06/25/27                927,672
      433,521 Norwest Asset Securites Corp.
                (97-15-A1), 6.75%, due 10/25/12              417,910
      350,000 Residential Funding Mortgage Securities
                I (97-S2-A7), 7%, due 12/25/27               324,640
      480,561 Residential Funding Mortgage Securities
                I (97-S5-A2), 7.5%, due 04/25/27             473,093
      400,000 Residential Funding Mortgage Securities
                I (98-S8-A3), 6.5%, due 04/25/28             356,624
                                                         -----------
              Total Collateralized Mortgage
                Obligations (Cost: $17,628,161)           16,810,688
                                                         -----------
              Foreign Government Bonds & Notes (8.9%)
CAD   710,000 Canada (Government of), 5%, due 09/01/04       456,747
EUR   195,000 Federal Republic of Germany, 5.125%, due
                11/21/00                                     178,446
EUR   795,000 Federal Republic of Germany, 6.5%, due
                10/14/05                                     769,450
EUR 1,046,000 French O.A.T., 5.25%, due 04/25/08             948,246
EUR    94,000 Hypothekenbk In Essen (Germany), 4.25%,
                due 07/06/09                                  76,471
EUR   235,000 Kingdom of Belgium, 6.25%, due 03/28/28        224,000
DKK 1,105,000 Kingdom of Denmark, 7%, due 12/15/04           142,603
SEK 2,200,000 Kingdom of Sweden, 5%, due 01/15/04            243,352
EUR   260,000 Kingdom of the Netherlands, 6.5%, due
                04/15/03                                     249,275
AUD    75,000 New South Wales Treasury Corp., 5.5%,
                due 10/01/02                                  42,666
      200,000 Province of Manitoba (Canada), 5.5%, due
                10/01/08                                     176,750
      200,000 Province of Quebec (Canada), 7%, due
                01/30/07                                     196,644
AUD    88,000 Queensland Government Developmental
              Authority (Australia), 8%, due
                05/14/03                                      53,341
EUR   426,000 Spain (Government of), 5.25%, due
                01/31/03                                     391,311

See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

Principal
  Amount                                                 Value
----------                                            -----------

            Foreign Government Bonds & Notes
             (Continued)
$   400,000 The Dominion of New Zealand, 8.75%, due
              12/15/06                                $   430,052
GBP 125,000 United Kingdom Treasury Strip, 7%, due
              06/07/02                                    198,784
                                                      -----------
            Total Foreign Government Bonds & Notes
              (Cost: $5,351,938)                        4,778,138
                                                      -----------
            U.S. Government Agency Obligations
              (13.6%)
$   600,000 Federal Home Loan Mortgage Corp., 5%,
              due 01/15/04                                556,524
    850,000 Federal Home Loan Mortgage Corp., 5.5%,
              due 05/15/02                                824,730
    964,043 Federal Home Loan Mortgage Corp., Pool
              #786793, 6.984%, due 10/01/29               936,548
  2,050,000 Federal National Mortgage Association,
              5.25%, due 01/15/03                       1,954,265
  1,150,000 Federal National Mortgage Association,
              5.25%, due 01/15/09                         996,153
  1,150,000 Federal National Mortgage Association,
              6%, due 05/15/08                          1,058,518
    970,773 Federal National Mortgage Association,
              Pool # 510299, 6.705%, due 08/01/29         932,861
                                                      -----------
            Total U.S. Government Agency Obligations
              (Cost: $7,387,186)                        7,259,599
                                                      -----------
            U.S. Treasury Bonds (7.3%)
  1,900,000 United States Treasury Bonds, 6.125%,
              due 11/15/27                              1,882,501
    600,000 United States Treasury Bonds, 8.5%, due
              02/15/20                                    748,452
    700,000 United States Treasury Bonds, 10.625%,
              due 08/15/15                                988,456
    200,000 United States Treasury Bonds, 12%, due
              08/15/13                                    267,282
                                                      -----------
            Total U.S. Treasury Bonds
              (Cost: $3,876,639)                        3,886,691
                                                      -----------
            U.S. Treasury Notes (9.4%)
  1,400,000 United States Treasury Notes, 5.5%, due
              03/31/03                                  1,358,070
    700,000 United States Treasury Notes, 5.75%, due
              06/30/01                                    693,455
    600,000 United States Treasury Notes, 5.875%,
              due 10/31/01                                593,202
     80,000 United States Treasury Notes, 5.875%,
              due 11/15/05                                 77,506
    550,000 United States Treasury Notes, 6.125%,
              due 12/31/01                                545,149
  1,050,000 United States Treasury Notes, 6.25%, due
              02/15/07                                  1,035,069
    700,000 United States Treasury Notes, 6.5%, due
              10/15/06                                    697,998
                                                      -----------
            Total U.S. Treasury Notes
              (Cost: $5,037,281)                        5,000,449
                                                      -----------
            Total Fixed Income Securities
              (Cost: $51,066,154) (91.3%)              48,770,784
                                                      -----------

            Short-Term Investments
            ----------------------

    249,903 American Express Co., 6.063%, due
              05/10/00                                    249,903**
    249,903 American Express Co., 6.09%, due
              05/22/00                                    249,903**
    416,504 American Express Co., 6.1%, due 05/01/00      416,504**
    333,203 Bank of America, 6.18%, due 06/20/00          333,203**
    166,602 Bank of Nova Scotia, 6.05%, due 05/08/00      166,602**
    333,203 BNP Paribas, S.A., 6.05%, due 05/10/00        333,203**
    333,203 Credit Agricole, 6%, due 05/03/00             333,203**

See accompanying notes to financial statements.

10
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                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  April 30, 2000

Principal
  Amount    Short-Term Investments (Continued)           Value
----------  ----------------------------------        -----------

$1,065,253  Fleet National Bank, 6.193%, due
              10/31/00                                $ 1,065,253**
   800,594  Foreign Currency Call Accounts                800,594
 3,563,011  Investors Bank & Trust Depository
              Reserve, 4.85%, due 05/01/00              3,563,011
   602,774  Merrimac Money Market Fund                    602,774**
   166,602  Morgan Stanley Dean Witter & Co., 6.15%,
              due 11/22/00                                166,602**
                                                      -----------
            Total Short-Term Investments
              (Cost: $8,280,755) (15.5%)                8,280,755
                                                      -----------
            Total Investments (Cost: $59,346,909)
              (106.8%)                                 57,051,539
            Liabilities in Excess of Other Assets
              (-6.8%)                                  (3,620,528)
                                                      -----------
            Net Assets (100.0%)                       $53,431,011
                                                      ===========

Notes to the Schedule of Investments:

AUD - Australian Dollar.
CAD - Canadian Dollar.
DKK - Danish Krone.
EUR - Euro Currency.
GBP - British Pound Sterling.
SEK - Swedish Krona.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.
  *  Restricted security (Note 9).
 **  Represents investments of security lending collateral (Note 3).

See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Principal
  Amount    Fixed Income Securities                      Value
----------  -----------------------                   ------------

            Advertising (0.7% of Net Assets)
$1,245,000  Adams Outdoor Advertising, L.P., 10.75%,
              due 03/15/06                            $  1,269,900
                                                      ------------
            Aerospace/Defense (0.8%)
   600,000  BE Aerospace, Inc., 8%, due 03/01/08           483,000
 1,295,000  BE Aerospace, Inc., 9.5%, due 11/01/08       1,133,125
                                                      ------------
            Total Aerospace/Defense                      1,616,125
                                                      ------------
            Automotive (4.2%)
   725,000  American Axle & Manufacturing Holdings,
              Inc., 9.75%, due 03/01/09                    690,562
 1,900,000  Federal-Mogul Corp., 7.875%, due
              07/01/10                                   1,447,458
 1,850,000  Hayes Lemmerz International, Inc.,
              8.25%, due 12/15/08                        1,581,750
   970,000  Hayes Lemmerz International, Inc.,
              9.125%, due 07/15/07                         887,550
 1,300,000  JL French Automotive Castings, Inc.,
              11.5%, due 06/01/09                        1,283,750
 1,500,000  Lear Corp., Series B, 8.11%, due
              05/15/09                                   1,338,990
   170,000  Navistar International Corp., 8%, due
              02/01/08                                     159,800
   700,000  Transportation Manufacturing Operation
              Co., 11.25%, due 05/01/09                    672,000
                                                      ------------
            Total Automotive                             8,061,860
                                                      ------------
            Banking & Financial Services (3.0%)
 2,600,000  AmeriCredit Corp., 9.875%, due 04/15/06      2,548,000
   165,000  Chevy Chase Savings Bank, 9.25%, due
              12/01/05                                     157,575
   880,000  Chevy Chase Savings Bank, 9.25%, due
              12/01/08                                     836,000
 1,245,000  Forest City Enterprises, Inc., 8.5%, due
              03/15/08                                   1,126,725
 1,050,000  Metris Companies, Inc., 10.125%, due
              07/15/06                                   1,008,000
                                                      ------------
            Total Banking & Financial Services           5,676,300
                                                      ------------
            Building Materials (1.1%)
   285,000  Building Materials Corp., 8.625%, due
              12/15/06                                     252,937
   700,000  Juno Lighting, Inc., 11.875%, due
              07/01/09                                     588,000
 1,500,000  NCI Building Systems, Inc., 9.25%, due
              05/01/09                                   1,372,500
                                                      ------------
            Total Building Materials                     2,213,437
                                                      ------------
            Chemicals (5.2%)
 1,555,000  Borden Chemicals & Plastics, L.P., 9.5%,
              due 05/01/05                               1,453,925
   350,000  General Chemical Industrial Products,
              10.625%, due 05/01/09                        301,000
 1,000,000  Gentek, Inc., 11%, due 08/01/09              1,005,000
    75,000  GEO Specialty Chemicals, Inc., 10.125%,
              due 08/01/08                                  64,500
 1,175,000  Huntsman ICI Chemicals, LLC, 10.125%,
              due 07/01/09                               1,169,125
   915,000  Huntsman Industries/Specialty Chemical
              Corp., (144A), 9.5%, due 07/01/07            837,225*
 1,325,000  ISP Holdings, Inc., 9%, due 10/15/03         1,192,500
 1,450,000  Lyondell Chemical Companies, Inc.,
              9.625%, due 05/01/07                       1,435,500
   600,000  Lyondell Chemical Companies, Inc.,
              10.875%, due 05/01/09                        594,000
   205,000  Polymer Group, Inc., 8.75%, due 03/01/08       183,475

See accompanying notes to financial statements.

                                                                          [ICON]
 -------------------------------------------------------------------------------

                                                                  April 30, 2000


Principal
  Amount                                                 Value
----------                                            ------------

            Chemicals (Continued)
$  750,000  Sterling Chemicals, Inc., Series B,
              12.375%, due 07/15/06                   $    766,875
 1,215,000  Texas Petrochemicals Corp., 11.125%, due
              07/01/06                                     996,300
                                                      ------------
            Total Chemicals                              9,999,425
                                                      ------------
            Commercial Services (2.4%)
    35,000  Anthony Crane Rentals, L.P., 10.375%,
              due 08/01/08                                  24,850
   825,000  Avis Rent A Car, Inc., 11%, due 05/01/09       860,062
 1,300,000  Stericycle, Inc., 12.375%, due 11/15/09      1,313,000
   175,000  United Rentals, Inc., 9%, due 04/01/09         153,125
   425,000  United Rentals, Inc., 9.25%, due
              01/15/09                                     378,250
   650,000  United Rentals, Inc., 9.5%, due 06/01/08       594,750
 1,365,000  Williams Scotsman, Inc., 9.875%, due
              06/01/07                                   1,242,150
                                                      ------------
            Total Commercial Services                    4,566,187
                                                      ------------
            Computer Services (2.5%)
 1,500,000  Anteon Corp., 12%, due 05/15/09              1,350,000
   730,000  infoUSA, Inc., 9.5%, due 06/15/08              642,400
 1,250,000  PSINet, Inc., 10.5%, due 12/01/06            1,125,000
 1,900,000  PSINet, Inc., 11%, due 08/01/09              1,710,000
                                                      ------------
            Total Computer Services                      4,827,400
                                                      ------------
            Conglomerates (0.3%)
   620,000  Insilco Corp., 12%, due 08/15/07               585,900
                                                      ------------
            Construction (1.3%)
 1,025,000  Atrium Companies, Inc., 10.5%, due
              05/01/09                                     966,062
   650,000  Hovnanian Enterprises, Inc., 9.125%, due
              05/01/09                                     568,750
   600,000  Lennar Corp., 9.95%, due 05/01/10              571,500
   460,000  Standard Pacific Corp., 8%, due 02/15/08       397,900
                                                      ------------
            Total Construction                           2,504,212
                                                      ------------
            Containers & Packaging (3.7%)
   950,000  Anchor Glass Container Corp., 9.875%,
              due 03/15/08                                 598,500
   430,000  BWAY Corp., 10.25%, due 04/15/07               384,850
   500,000  Consolidated Container Companies, LLC,
              (144A), 10.125%, due 07/15/09                500,000*
   700,000  Consumers International, Inc., 10.25%,
              due 04/01/05                                 455,000
   665,000  Consumers Packaging, Inc., 9.75%, due
              02/01/07                                     352,450
   780,000  Huntsman Packaging Corp., 9.125%, due
              10/01/07                                     803,400
   745,000  Paperboard Industries International,
              Inc., 8.375%, due 09/15/07                   659,325
 3,100,000  U.S. Can Corp., Series B, 10.125%, due
              10/15/06                                   3,255,000
                                                      ------------
            Total Containers & Packaging                 7,008,525
                                                      ------------
            Electronics (3.9%)
 1,650,000  360networks, Inc., (144A), 13%, due
              05/01/08                                   1,621,125*
 1,905,000  Ametek, Inc., 7.2%, due 07/15/08             1,693,907
 1,635,000  Communications & Power Industries, Inc.,
              12%, due 08/01/05                          1,283,475

See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

Principal
  Amount                                                 Value
----------                                            ------------

            Electronics (Continued)
$2,035,000  International Wire Group, Inc., 11.75%,
              due 06/01/05                            $  2,090,962
   615,000  Viasystems, Inc., 9.75%, due 06/01/07          525,825
   255,000  Wavetek Corp., 10.125%, due 06/15/07           276,114
                                                      ------------
            Total Electronics                            7,491,408
                                                      ------------
            Energy & Oil Services (4.9%)
 1,985,000  Forest Oil Corp., 10.5%, due 01/15/06        2,004,850
   675,000  Grey Wolf, Inc., 8.875%, due 07/01/07          621,000
    35,000  Gulf Canada Resources, Ltd., 9.25%, due
              01/15/04                                      35,051
   275,000  Gulf Canada Resources, Ltd., 9.625%, due
              07/01/05                                     278,869
 1,190,000  Magnum Hunter Resources, Inc., 10%, due
              06/01/07                                   1,068,025
 1,175,000  Plains Resources, Inc., 10.25%, due
              03/15/06                                   1,128,000
 1,100,000  Pride International, Inc., 10%, due
              06/01/09                                   1,100,000
 1,800,000  R&B Falcon Corp., 9.5%, due 12/15/08         1,746,000
   425,000  Swift Energy Company, Inc., 10.25%, due
              08/01/09                                     412,250
 1,025,000  Trico Marine Services, Inc., Series G,
              8.5%, due 08/01/05                           927,625
                                                      ------------
            Total Energy & Oil Services                  9,321,670
                                                      ------------
            Entertainment & Leisure (7.4%)
 1,200,000  Alliance Atlantis Communications Corp.,
              13%, due 12/15/09                          1,200,000
 1,395,000  Boyd Gaming Corp., 9.25%, due 10/01/03       1,370,588
 1,435,000  Cinemark USA, Inc., Series B, 9.625%,
              due 08/01/08                               1,004,500
 1,005,000  Harrahs Operating Company, Inc., 7.875%,
              due 12/15/05                                 937,163
 1,665,000  Hollywood Park, Inc., 9.25%, due
              02/15/07                                   1,648,350
 1,100,000  International Game Technology, Inc.,
              8.375%, due 05/15/09                       1,020,250
 1,245,000  Marvel Enterprises, Inc., 12%, due
              06/15/09                                     971,100
 1,095,000  Mohegan Tribal Gaming, Inc., 8.75%, due
              01/01/09                                   1,040,250
 1,000,000  Park Place Entertainment, Inc., 9.375%,
              due 02/15/07                                 990,000
   825,000  Regal Cinemas, Inc., 8.875%, due
              12/15/10                                     297,000
   905,000  Regal Cinemas, Inc., 9.5%, due 06/01/08        371,050
   400,000  SFX Entertainment, Inc., 9.125%, due
              02/01/08                                     402,000
 1,495,000  SFX Entertainment, Inc., 9.125%, due
              12/01/08                                   1,502,475
 1,430,000  Station Casinos, Inc., 9.75%, due
              04/15/07                                   1,430,000
                                                      ------------
            Total Entertainment & Leisure               14,184,726
                                                      ------------
            Foods, Hotels & Restaurants (5.5%)
 1,300,000  Boca Resorts, Inc., 9.875%, due 04/15/09     1,189,500
   620,000  Cott Corp., 9.375%, due 07/01/05               598,300
 1,025,000  Di Giorgio Corp., 10%, due 06/15/07            912,250
   480,000  HMH Properties, Inc., 7.875%, due
              08/01/08                                     416,400
 2,265,000  International Home Foods, Inc., 10.375%,
              due 11/01/06                               2,242,350
 1,750,000  ITT Corp., 6.75%, due 11/15/05               1,535,888
   100,000  ITT Corp. (New), 6.25%, due 11/15/00            98,804
 1,350,000  La Quinta/Meditrust, Inc., 7.11%, due
              10/17/01                                   1,120,500
 1,215,000  New World Pasta Company, Inc., 9.25%,
              due 02/15/09                                 911,250
 1,115,000  Packaged Ice, Inc., 9.75%, due 02/01/05        903,150

See accompanying notes to financial statements.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  April 30, 2000

Principal
  Amount                                                 Value
----------                                            ------------

            Foods, Hotels & Restaurants (Continued)
$  325,000  Signature Resorts/Sunterra, Inc., 9.25%,
              due 05/15/06                            $    162,500
 1,100,000  Signature Resorts/Sunterra, Inc., 9.75%,
              due 10/01/07                                 363,000
                                                      ------------
            Total Foods, Hotels & Restaurants           10,453,892
                                                      ------------
            Healthcare (4.9%)
 1,200,000  Bio-Rad Laboratories, Inc., (144A),
              11.625%, due 02/15/07                      1,230,000*
 1,850,000  Concentra Operating Corp., (144A), 13%,
              due 08/15/09                               1,332,000*
 1,350,000  Express Scripts, Inc., 9.625%, due
              06/15/09                                   1,275,750
 1,175,000  Hanger Orthopedic Group, Inc., 11.25%,
              due 06/15/09                                 910,625
   645,000  Hudson Respiratory Care, Inc., 9.125%,
              due 04/15/08                                 490,200
   395,000  Insight Health Services Corp., Series B,
              9.625%, due 06/15/08                         341,675
   890,000  Prime Medical Services, Inc., 8.75%, due
              04/01/08                                     747,600
 1,400,000  Tenet Healthcare Corp., 8.125%, due
              12/01/08                                   1,302,000
   980,000  Tenet Healthcare Corp., 8.625%, due
              01/15/07                                     943,250
   900,000  Unilab Finance Corp., 12.75%, due
              09/28/09                                     897,750
                                                      ------------
            Total Healthcare                             9,470,850
                                                      ------------
            Household Products (1.2%)
   383,000  Boyds Collection, Ltd., 9%, due 05/15/08       338,955
 1,420,000  Home Interiors & Gifts, Inc., 10.125%,
              due 06/01/08                               1,121,800
   400,000  Owens-Illinois, Inc., 7.15%, due
              05/15/05                                     363,600
   500,000  Owens-Illinois, Inc., 7.5%, due 05/15/10       438,040
                                                      ------------
            Total Household Products                     2,262,395
                                                      ------------
            Machinery (0.2%)
   355,000  AGCO Corp., 8.5%, due 03/15/06                 315,950
                                                      ------------
            Media--Broadcasting & Publishing (15.0%)
 1,500,000  Acme Television Corp., 0%, due 09/30/04      1,372,500
 1,000,000  Adelphia Communications Corp., 9.375%,
              due 11/15/09                                 937,500
   400,000  Adelphia Communications Corp., Series B,
              9.25%, due 10/01/02                          396,000
 1,700,000  American Media Operations, Inc., 10.25%,
              due 05/01/09                               1,610,750
   295,000  Century Communications Corp., 9.5%, due
              03/01/05                                     284,675
   450,000  Charter Communications Holdings, LLC,
              0%, due 04/01/11                             246,375
 1,000,000  Charter Communications Holdings, LLC,
              (144A), 10%, due 04/01/09                    965,000*
 1,400,000  Classic Cable, Inc., 9.375%, due
              08/01/09                                   1,312,500
 2,000,000  Classic Cable, Inc., (144A), 10.5%, due
              03/01/10                                   1,960,000*
   585,000  CSC Holdings, Inc., 7.625%, due 07/15/18       509,863
 1,600,000  EchoStar DBS Corp., 9.375%, due 02/01/09     1,548,000
 1,100,000  Garden State Newspapers, Inc., 8.625%,
              due 07/01/11                                 957,000
   275,000  Garden State Newspapers, Inc., 8.75%,
              due 10/01/09                                 242,688
    60,000  Hollinger International Publishing,
              Inc., 8.625%, due 03/15/05                    58,200
   175,000  Hollinger International Publishing,
              Inc., 9.25%, due 03/15/07                    169,750
   950,000  K-III Communications Corp., 8.5%, due
              02/01/06                                     912,000

See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

Principal
  Amount                                                 Value
----------                                            ------------

            Media--Broadcasting & Publishing
            (Continued)
$  295,000  Primedia, Inc., 7.625%, due 04/01/08      $    268,450
   495,000  Rogers Cablesystems, Ltd., 10%, due
              03/15/05                                     519,750
   625,000  Rogers Communications, Inc., 8.875%, due
              07/15/07                                     603,125
   600,000  Sinclair Broadcasting Group, Inc., 9%,
              due 07/15/07                                 534,000
 1,700,000  Sinclair Broadcasting Group, Inc., 10%,
              due 09/30/05                               1,621,375
 2,500,000  Spanish Broadcasting System, Inc.,
              9.625%, due 11/01/09                       2,443,750
 1,950,000  STC Broadcasting, Inc., 11%, due
              03/15/07                                   1,930,500
 2,475,000  TV Guide, Inc., 8.125%, due 03/01/09         2,475,000
 2,850,000  UIH Australia/Pacific, Inc., 0%, due
              05/15/06                                   2,579,250
   905,000  Von Hoffmann Press, Inc., (144A),
              10.875%, due 05/15/07                        814,500*
 1,500,000  WRC Media Corp., 12.75%, due 11/15/09        1,440,000
                                                      ------------
            Total Media--Broadcasting & Publishing      28,712,501
                                                      ------------
            Metals (4.0%)
   850,000  California Steel Industries, Series B,
              8.5%, due 04/01/09                           799,000
 1,080,000  Golden Northwest Aluminum, Inc., 12%,
              due 12/15/06                               1,125,900
   990,000  International Wire Group, Inc., Series
              B, 11.75%, due 06/01/05                    1,017,225
 1,000,000  Jorgensen Earle M. Co., Series B, 9.5%,
              due 04/01/05                                 920,000
 1,930,000  Kaiser Aluminum & Chemicals Corp.,
              10.875%, due 10/15/06                      1,862,450
   825,000  Neenah Corp., 11.125%, due 05/01/07            643,500
   125,000  Neenah Corp., Sr. Sub. Notes, 11.125%,
              due 05/01/07                                  97,500
   890,000  Wheeling Pittsburgh Corp., 9.25%, due
              11/15/07                                     809,900
   500,000  WHX Corp., 10.5%, due 04/15/05                 462,500
                                                      ------------
            Total Metals                                 7,737,975
                                                      ------------
            Paper & Forest Products (4.0%)
   505,000  Buckeye Technologies, Inc., 8%, due
              10/15/10                                     465,863
   750,000  Building Materials Corp., Series B, 8%,
              due 10/15/07                                 633,750
 1,725,000  Packaging Corp. of North America,
              9.625%, due 04/01/09                       1,733,625
 1,355,000  Riverwood International Corp., 10.625%,
              due 08/01/07                               1,348,225
   875,000  Specialty Paperboard, Inc., 9.375%, due
              10/15/06                                     809,375
 2,445,000  Stone Container Corp., 12.25%, due
              04/01/02                                   2,457,225
   300,000  Tembec Industries, Inc., 8.625%, due
              06/30/09                                     294,000
                                                      ------------
            Total Paper & Forest Products                7,742,063
                                                      ------------
            Pollution Control (1.0%)
   810,000  Allied Waste North America, Inc.,
              7.625%, due 01/01/06                         607,500
 1,400,000  Allied Waste North America, Inc.,
              7.875%, due 01/01/09                       1,036,000
   415,000  Envirosource, Inc., 9.75%, due 06/15/03        269,750
 1,050,000  Mid-American Waste System, Inc., 12.25%,
              due 02/15/03                                  10,500**
   700,000  Safety-Kleen Corp., 9.25%, due 05/15/09         21,000
   245,000  Safety-Kleen Services, Inc., 9.25%, due
              06/01/08                                      14,700
                                                      ------------
            Total Pollution Control                      1,959,450
                                                      ------------

See accompanying notes to financial statements.

                                                                          [ICON]
--------------------------------------------------------------------------------

                                                                  April 30, 2000

Principal
  Amount                                                       Value
----------                                                  ------------

            Retail (0.5%)
$1,000,000  J. Crew Operating Corp., 10.375%, due
              10/15/07                                      $    860,000
   290,000  Specialty Retailers, Inc., 8.5%, due
              07/15/05                                            87,000
                                                            ------------
            Total Retail                                         947,000
                                                            ------------
            Telecommunications (14.7%)
 1,800,000  Alamosa PCS Holdings, Inc., 0%, due
              02/15/10                                           922,500
 3,200,000  CapRock Communications Corp., 11.5%, due
              05/01/09                                         3,008,000
 1,075,000  CapRock Communications Corp., 12%, due
              07/15/08                                         1,032,000
 2,000,000  Frontier Corp., 7.25%, due 05/15/04                1,817,140
 3,900,000  GT Group Telecom, Inc., 0%, due 02/01/10           2,067,000
 1,000,000  ICG Holdings, Inc., 0%, due 05/01/06                 809,640
 1,875,000  KMC Telecom Holdings, Inc., 13.5%, due
              05/15/09                                         1,725,000
   685,000  Level 3 Communications, Inc., 9.125%,
              due 05/01/08                                       595,950
 2,600,000  Level 3 Communications, Inc., (144A),
              11%, due 03/15/08                                2,496,000*
 1,025,000  Nextel Communications, Inc., 0%, due
              10/31/07                                           732,875
 2,600,000  Nextlink Communications, Inc., (144A),
              0%, due 12/01/09                                 1,423,500*
   545,000  Nextlink Communications, Inc., 9.625%,
              due 10/01/07                                       506,850
 2,130,000  Nextlink Communications, Inc., 10.75%,
              due 11/15/08                                     2,092,725
 2,525,000  Primus Telecom Group, Inc., 12.75%, due
              10/15/09                                         2,525,000
 1,600,000  Rhythms NetConnections, Inc., 12.75%,
              due 04/15/09                                     1,360,000
 1,000,000  Rhythms NetConnections, Inc., (144A),
              14%, due 02/15/10                                  890,000*
 1,045,000  SBA Communications Corp., 0%, due
              03/01/08                                           721,050
   600,000  Spectrasite Holdings, Inc., (144A),
              10.75%, due 03/15/10                               588,000*
 2,075,000  Verio, Inc., 11.25%, due 12/01/08                  2,043,875
   750,000  Williams Communication Group, Inc.,
              10.7%, due 10/01/07                                759,375
                                                            ------------
            Total Telecommunications                          28,116,480
                                                            ------------
            Textiles, Clothing & Fabrics (0.5%)
   500,000  Westpoint Stevens, Inc., 7.875%, due
              06/15/05                                           415,000
   810,000  Westpoint Stevens, Inc., 7.875%, due
              06/15/08                                           648,000
                                                            ------------
            Total Textiles, Clothing & Fabrics                 1,063,000
                                                            ------------
            Transportation (0.9%)
   675,000  International Shipholding Corp., 9%, due
              07/01/03                                           658,125
 1,070,000  Western Star Trucks Holdings, Ltd.,
              8.75%, due 05/01/07                                995,100
                                                            ------------
            Total Transportation                               1,653,225
                                                            ------------
            Utilities (2.2%)
   825,000  CMS Energy Corp., 7.5%, due 01/15/09                 718,616
 1,115,000  CMS Energy Corp., 7.625%, due 11/15/04             1,034,464
            Utilities (Continued)
    85,000  CMS Energy Corp., 8.125%, due 05/15/02                83,191
 1,907,696  Panda Funding Corp., 11.625%, due
              08/20/12                                         1,888,619
   425,000  TNP Enterprises, Inc., (144A), 10.25%,
              due 04/01/10                                       428,188*
                                                            ------------
            Total Utilities                                    4,153,078
                                                            ------------

See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)

Principal
  Amount                                                       Value
----------                                                  ------------

            Miscellaneous (0.4%)
$1,245,000  Jordan Industries, Inc., 0%, due
              04/01/09                                      $    809,250
                                                            ------------
            Total Fixed Income Securities
              (Cost: $201,530,352) (96.4%)                   184,724,184
                                                            ------------

Number of
 Shares,
Warrants,
or Rights   Equity Securities
----------  -----------------

     3,300  Classic Communications, Inc., (144A),
              Common Stock                                        55,011***
     1,250  Forman Petroleum Corp., Warrants, expire
              06/01/04                                                 1**
     2,920  Terex Corp., Stock Appreciation Rights,
              expire 05/15/02                                     40,880**
                                                            ------------
            Total Equity Securities (Cost: $132)
              (0.0%)                                              95,892
                                                            ------------

Principal
  Amount    Short-Term Investments
----------  ----------------------

$  377,822  American Express Co., 6.063%, due
              05/10/00                                           377,822***
   377,822  American Express Co., 6.09%, due
              05/22/00                                           377,822***
   629,703  American Express Co., 6.1%, due 05/01/00             629,703***
   503,763  Bank of America, 6.18%, due 06/20/00                 503,763***
   251,881  Bank of Nova Scotia, 6.05%, due 05/08/00             251,881***
   503,763  BNP Paribas, S.A., 6.05%, due 05/10/00               503,763***
   503,763  Credit Agricole, 6%, due 05/03/00                    503,763***
   726,099  Fleet National Bank, 6.193%, due
              10/31/00                                           726,099***
 1,283,707  Investors Bank & Trust Depository
              Reserve, 4.85%, due 05/01/00                     1,283,707
 1,295,753  Merrimac Money Market Fund                         1,295,753***
   751,881  Morgan Stanley Dean Witter & Co., 6.15%,
              due 11/22/00                                       751,881***
                                                            ------------
            Total Short-Term Investments
              (Cost: $7,205,957) (3.8%)                        7,205,957
                                                            ------------
            Total Investments (Cost: $208,736,441)
              (100.2%)                                       192,026,033
            Liabilities in Excess of Other Assets
              (-0.2%)                                           (425,796)
                                                            ------------
            Net Assets (100.0%)                             $191,600,237
                                                            ============

Notes to the Schedule of Investments:

  *  Restricted security (Note 9).
 **  Non-income producing.
***  Represents investments of security lending collateral (Note 3).


See accompanying notes to financial statements.

TCW Galileo Mortgage-backed Securities Fund                               [ICON]
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)                               April 30, 2000

Principal
  Amount    Fixed Income Securities                            Value
----------  -----------------------                         -----------

            Collateralized Mortgage Obligations
              (17.1% of Net Assets)
$1,261,709  Collateral Mortgage Obligation Trust
              (64-Z), 9%, due 11/20/20                      $ 1,276,232
   109,294  Federal Home Loan Mortgage Corp.
              (1899-D), 7.25%, due 09/15/23 (TAC)               109,278
 1,706,024  Federal Home Loan Mortgage Corp.
              (2021-AD), 7.5%, due 08/15/24                   1,674,804
 1,798,642  Federal Home Loan Mortgage Corp.
              (2032-AU), 7.5%, due 02/15/27                   1,768,785
 1,500,000  Federal Home Loan Mortgage Corp.
              (2057-HJ), 7%, due 05/15/28 (PAC)
              (I/O)                                             530,460
    30,121  Federal National Mortgage Association
              (91-130-SQ), 6,606.643%, due 09/25/21
              (I/O) (I/F)                                        25,880
 1,193,547  Federal National Mortgage Association
              (97-55-T), 7%, due 02/18/27 (TAC)               1,154,969
 1,389,511  Federal National Mortgage Association
              (G93-8-PH), 6.85%, due 01/25/21 (PAC)           1,367,738
   419,364  GE Capital Mortgage Services, Inc.
              (97-9-2A7), 7%, due 10/25/27                      416,709
   450,518  Greenwich Capital Acceptance, Inc.
              (91-03), (Private Placement), 9.46%,
              due 08/01/19                                      409,971*
    70,507  Guardian Savings and Loan Association
              (88-3-A), 6.497%, due 10/25/18                     59,931
    71,494  Guardian Savings and Loan Association
              (89-3-A), 7.535%, due 05/25/19                     60,770
   468,930  Guardian Savings and Loan Association
              (89-4-A), 7.504%, due 07/25/19                    445,483
   450,022  Guardian Savings and Loan Association
              (89-5-A), 7.751%, due 07/25/19                    427,521
   504,870  Residential Funding Mortgage Securities
              I (97-S12-A10), 6.7%, due 08/25/27
              (PAC)                                             501,648
    99,202  Resolution Trust Corp. (91-6-C2),
              3,299.719%, due 08/25/20 (I/O)                     14,880
   223,842  Resolution Trust Corp. (91-6-D2),
              3,262.129%, due 09/25/28 (I/O)                     33,576
   661,485  Sears Mortgage Securities (88-A-A2),
              0.779%, due 05/25/18 (I/O)                          6,747
                                                            -----------
            Total Collateralized Mortgage
              Obligations (Cost: $11,334,236)                10,285,382
                                                            -----------
            U.S. Government Agency Obligations
              (79.3%)
    23,994  Federal Home Loan Mortgage Corp., Pool
              #212346, 9.5%, due 08/01/01                        24,181
   614,549  Federal Home Loan Mortgage Corp., Pool
              #310005, 8.408%, due 11/01/19                     614,549
   147,039  Federal Home Loan Mortgage Corp., Pool
              #410013, 7.549%, due 12/01/24                     147,851


See accompanying notes to financial statements.

TCW Galileo Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------


Schedule of Investments (Unaudited) (Continued)

Principal
  Amount                                                       Value
----------                                                  -----------

            U.S. Government Agency Obligations
            (Continued)
$2,620,203  Federal Home Loan Mortgage Corp., Pool
              #610967, 7.413%, due 04/01/28                 $ 2,675,041
 1,711,926  Federal Home Loan Mortgage Corp., Pool
              #755313, 7.006%, due 06/01/28                   1,738,712
    87,016  Federal Home Loan Mortgage Corp., Pool
              #770584, 6.75%, due 05/01/19                       86,272
   199,070  Federal Home Loan Mortgage Corp., Pool
              #785630, 7.074%, due 07/01/26                     202,693
    70,631  Federal Home Loan Mortgage Corp., Pool
              #865006, 8.583%, due 08/01/18                      71,127
    99,394  Federal Home Loan Mortgage Corp., Pool
              #865270, 7.604%, due 12/01/18                      99,389
    48,280  Federal Home Loan Mortgage Corp., Pool
              #865275, 8.425%, due 02/01/19                      48,493
    29,546  Federal National Mortgage Association,
              Pool #096193, 7.987%, due 09/01/18                 29,649
   101,568  Federal National Mortgage Association,
              Pool #163492, 8.5%, due 05/01/16                  102,696
   208,937  Federal National Mortgage Association,
              Pool #201909, 7.479%, due 09/01/19                210,510
   345,652  Federal National Mortgage Association,
              Pool #284916, 6.791%, due 06/01/27                346,813
   313,961  Federal National Mortgage Association,
              Pool #303334, 7.4%, due 04/01/25                  322,209
    83,413  Federal National Mortgage Association,
              Pool #313920, 7.671%, due 11/01/27                 84,434
    97,243  Federal National Mortgage Association,
              Pool #358869, 7.239%, due 09/01/26                 98,943
    43,965  Federal National Mortgage Association,
              Pool #369080, 6.975%, due 04/01/27                 44,374
   281,135  Federal National Mortgage Association,
              Pool #376663, 6.67%, due 06/01/27                 281,186
    42,537  Federal National Mortgage Association,
              Pool #392275, 6.989%, due 06/01/27                 42,934
 1,441,690  Federal National Mortgage Association,
              Pool #392536, 7.6%, due 08/01/27                1,422,162
   145,225  Federal National Mortgage Association,
              Pool #393943, 6.981%, due 07/01/27                147,428
   106,308  Federal National Mortgage Association,
              Pool #394575, 7.94%, due 07/01/27                 107,245
   329,246  Federal National Mortgage Association,
              Pool #394996, 7.107%, due 08/01/27                335,554
 1,792,890  Federal National Mortgage Association,
              Pool #396814, 6.637%, due 07/01/27              1,799,075
   260,011  Federal National Mortgage Association,
              Pool #397897, 7.249%, due 08/01/27                265,034


See accompanying notes to financial statements.

                                                                          [LOGO]
--------------------------------------------------------------------------------
                                                                  April 30, 2000

 Principal
 Amount                                                             Value
 ---------                                                        -----------

            U.S. Government Agency Obligations (Continued)
$2,212,943  Federal National Mortgage Association,
              Pool #434001, 7.151%, due 12/01/27               $   2,240,605
 3,040,781  Federal National Mortgage Association,
              Pool #457319, 6.78%, due 10/01/28                    3,082,050
 8,784,421  Federal National Mortgage Association,
              Pool #535174, 6.318%, due 07/01/39                   8,784,422
 1,842,781  Government National Mortgage
              Association, Pool #80011, 7.125%, due
              11/20/26                                             1,861,375
 1,853,203  Government National Mortgage
              Association, Pool #80022, 7.125%, due
              12/20/26                                             1,871,921
 2,044,671  Government National Mortgage
              Association, Pool #80057, 6.375%, due
              04/01/27                                             2,043,629
 3,969,765  Government National Mortgage
              Association, Pool #80185, 6%, due
              04/20/28                                             3,950,670
 2,591,377  Government National Mortgage
              Association, Pool #80186, 6.375%, due
              04/20/28                                             2,596,274
 9,901,752  Government National Mortgage
              Association, Pool #80329, 6%, due
              10/20/29                                             9,765,603
                                                               -------------
            Total U.S. Government Agency Obligations
              (Cost: $47,642,076)                                 47,545,093
                                                               -------------
            Total Fixed Income Securities
              (Cost: $58,976,312) (96.4%)                         57,830,475
                                                               -------------


            Short-Term Investments (Cost: $2,045,254) (3.4%)
            ------------------------------------------------
 2,045,254  Repurchase Agreement, Lehman Brothers, dated
              04/28/00, 5.75%, due 05/01/00 (Collateralized
              by $2,045,254 current face Federal Home Loan
              Mortgage Corp., Pool #2127, 6%, due 01/15/11,
              valued at $2,086,153)                              2,045,254
                                                               -----------
            Total Investments (Cost: $61,021,566) (99.8%)       59,875,729
            Excess of Other Assets over Liabilities (0.2%)         116,214
                                                               -----------
            Net Assets (100.0%)                                $59,991,943
                                                               ===========


Notes to the Schedule of Investments:
I/F - Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest Only Security.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.
  * Security valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

See accompanying notes to financial statements.

TCW Galileo Total Return Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)


Principal
  Amount    Fixed Income Securities                      Value
----------  -----------------------                   -----------

            Collateralized Mortgage Obligations
              (70.3% of Net Assets)
$3,961,094  ABN Amro Mortgage Corp. (98-4-A6),
              6.75%, due 11/25/28 (TAC)               $ 3,502,687
 2,013,462  Bear Stearns Mortgage Securities, Inc.
              (97-2-A5), 6.875%, due 01/28/24           1,898,936
 2,000,000  CMC Securities Corp. III (94-A-A12),
              6.75%, due 02/25/24 (PAC)                 1,940,844
 1,500,000  CMC Securities Corp. III (94-A-A22),
              7.411%, due 02/25/24 (I/F)                1,035,000
 4,710,119  Countrywide Funding Corp. (93-7-A5), 7%,
              due 11/25/23 (TAC)                        4,175,194
 1,418,798  Federal Home Loan Mortgage Corp.
              (1422-SA), 6.37%, due 11/15/07 (I/F)      1,221,429
    91,887  Federal Home Loan Mortgage Corp.
              (1541-J), 6.5%, due 07/15/23                 84,514
 3,350,000  Federal Home Loan Mortgage Corp.
              (1620-SB), 7.895%, due 11/15/23 (I/F)     2,422,854
 3,357,000  Federal Home Loan Mortgage Corp.
              (1629-PB), 6%, due 05/15/23               2,819,276
 1,782,000  Federal Home Loan Mortgage Corp.
              (1662-N), 6.25%, due 01/15/09             1,657,581
   814,616  Federal Home Loan Mortgage Corp.
              (1717-MA), 6.5%, due 04/15/24               781,974
   840,583  Federal Home Loan Mortgage Corp.
              (1796-E), 6%, due 09/15/08                  780,666
   733,233  Federal Home Loan Mortgage Corp.
              (1844-E), 6.5%, due 10/15/13                679,845
 3,500,000  Federal Home Loan Mortgage Corp.
              (2020-D), 6.25%, due 01/15/27 (PAC)       3,200,225
 2,774,559  Federal Home Loan Mortgage Corp.
              (2052-PA), 6.25%, due 01/15/15 (PAC)      2,752,973
 2,000,000  Federal Home Loan Mortgage Corp.
              (2061-TA), 5.25%, due 10/15/27 (PAC)      1,655,040
 4,000,000  Federal Home Loan Mortgage Corp.
              (2121-C), 6%, due 02/15/29 (PAC)          3,332,730
 1,000,000  Federal National Mortgage Association
              (92-215-PL), 7.25%, due 11/25/21 (PAC)      967,720
   311,814  Federal National Mortgage Association
              (93-2-B), 7.2%, due 11/25/03                308,069
 2,288,691  Federal National Mortgage Association
              (93-189-S), 7.221%, due 10/25/23 (I/F)    1,663,329
 1,000,000  Federal National Mortgage Association
              (93-202-SZ), 10%, due 11/25/23 (I/F)
              (TAC)                                       803,890
   292,454  Federal National Mortgage Association
              (93-223-EA), 6.5%, due 12/25/23 (PAC)       280,048
 1,992,743  Federal National Mortgage Association
              (93-X-130A-NA), 6.5%, due 05/25/23        1,879,057

See accompanying notes to financial statements.

                                                                          [LOGO]
--------------------------------------------------------------------------------
                                                                  April 30, 2000


Principal
  Amount                                                 Value
----------                                            -----------

            Collateralized Mortgage Obligations
              (Continued)
$3,000,000  Federal National Mortgage Association
              (94-40-SA), 6.038%, due 03/25/24 (I/F)  $ 2,372,010
 1,353,524  Federal National Mortgage Association
              (G92-29-J), 8%, due 07/25/22              1,344,456
 3,359,699  First Union Residential Securities Trust
              (98-A-SA4), 7%, due 04/25/25              3,132,860
   368,845  GE Capital Mortgage Services, Inc.
              (96-12-A2), 7.25%, due 07/25/11             367,097
 2,713,165  GE Capital Mortgage Services, Inc.
              (97-5-A2), 7.5%, due 06/25/27             2,583,467
 4,000,000  Government National Mortgage Association
              (97-2-E), 7.5%, due 02/20/27              3,860,001
 2,922,760  Residential Accredit Loans, Inc.
              (97-QS-13-A7), 7.25%, due 12/25/27        2,780,276
 2,300,000  Residential Asset Securitization Trust
              (98-A12-A16), 6.75%, due 11/25/28         2,147,625
 2,836,364  Residential Funding Mortgage Securities
              I (95-S21-A6), 7.5%, due 12/26/25         2,779,807
   184,250  Residential Funding Mortgage Securities
              I (95-S7-A9), 8%, due 05/25/10 (I/O)         22,110
                                                      -----------
            Total Collateralized Mortgage
              Obligations (Cost: $63,828,412)          61,233,590
                                                      -----------
            U.S. Government Agency Obligations
              (22.7%)
   413,964  Federal Home Loan Mortgage Corp., Pool
              #755183, 7.478%, due 12/01/15               420,355
   259,623  Federal Home Loan Mortgage Corp., Pool
              #846317, 7.25%, due 08/01/26                265,182
   746,490  Federal Home Loan Mortgage Corp., Pool
              #846510, 7.284%, due 04/01/25               768,191
   958,210  Federal Housing Authority (#000-13002),
              7.125%, due 03/01/04                        905,508
 2,801,191  Federal Housing Authority (#012-11216),
              7.185%, due 03/25/29                      2,647,125
 1,838,400  Federal Housing Authority (#044-10592),
              7.625%, due 08/01/22                      1,774,056
 2,528,484  Federal Housing Authority (#112-43055),
              9.25%, due 05/25/32                       2,566,411
    10,019  Federal National Mortgage Association,
              Pool #029542, 8.75%, due 07/01/09            10,168
     4,380  Federal National Mortgage Association,
              Pool #062420, 7.5%, due 03/01/06              4,376
   596,397  Federal National Mortgage Association,
              Pool #124410, 7.08%, due 07/01/22           611,456
   179,203  Federal National Mortgage Association,
              Pool #137064, 7.38%, due 03/01/19           180,871
 1,887,555  Federal National Mortgage Association,
              Pool #252386, 6.5%, due 04/01/19          1,785,829

See accompanying notes to financial statements.

Tcw Galileo Total Return Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Schedule of Investments (Unaudited) (Continued)


Principal
  Amount                                                        Value
----------                                                   -----------

            U.S. Government Agency Obligations (Continued)
$  470,488  Federal National Mortgage Association,
              Pool #303786, 7.5%, due 02/01/11               $   471,222
   464,217  Federal National Mortgage Association,
              Pool #310001,
              6%, due 09/01/00                                   462,750
    35,980  Federal National Mortgage Association,
              Pool #347216, 6.845%, due 06/01/26                  36,209
   359,984  Federal National Mortgage Association,
              Pool #348025, 6.7%, due 06/01/26                   359,902
 3,892,587  Federal National Mortgage Association,
              Pool #413618, 6.5%, due 03/01/18                 3,688,227
    19,936  Government National Mortgage
              Association, Pool #003933, 8.25%, due
              07/15/04                                            19,973
     1,641  Government National Mortgage
              Association, Pool #176192, 8.25%, due
              12/15/01                                             1,645
       586  Government National Mortgage
              Association, Pool #217350, 9.25%, due
              08/15/00                                               587
 1,521,417  Government National Mortgage
              Association, Pool #351003, 7.5%, due
              07/15/28                                         1,492,419
 1,394,640  Government National Mortgage
              Association, Pool #365618, 7%, due
              10/15/33                                         1,320,426
                                                             -----------
            Total U.S. Government Agency Obligations
              (Cost: $20,651,174)                             19,792,888
                                                             -----------
            U.S. Treasury Securities (0.4%)
   197,000  Certificates Accrual Treasury Strips,
              0%, due 08/15/01                                   181,309
   177,000  Certificates Accrual Treasury Strips,
              0%, due 05/15/06                                   119,344
   112,000  Certificates Accrual Treasury Strips,
              0%, due 08/15/08                                    65,529
                                                             -----------
            Total U.S. Treasury Securities
              (Cost: $366,890)                                   366,182
                                                             -----------
            Total Fixed Income Securities
              (Cost: $84,846,476) (93.4%)                     81,392,660
                                                             -----------


            Short-Term Investments (Cost: $5,251,823) (6.1%)
            ------------------------------------------------

 5,251,823  Repurchase Agreement, Lehman Brothers, dated
              04/28/00, 5.75%, due 05/01/00 (Collateralized
              by $5,251,823 current face Federal Home Loan
              Mortgage Corp., Pool #2127, 6%, due 01/15/11,
              valued at $5,356,846)                              5,251,823
                                                             -------------
            Total Investments (Cost: $90,098,299) (99.5%)       86,644,483
            Excess of Other Assets over Liabilities (0.5%)         473,901
                                                             -------------
            Net Assets (100.0%)                              $  87,118,384
                                                             =============


Notes to the Schedule of Investments:
I/F - Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest Only Security.
PAC - Planned Amortization Class.
TAC - Target Amortization Class.

See accompanying notes to financial statements.

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     U.S. Fixed Income

Statements of Assets and Liabilities (Unaudited)                  April 30, 2000

                                                                                TCW Galileo
                                                                   TCW Galileo  Total Return
                           TCW Galileo   TCW Galileo  TCW Galileo   Mortgage-    Mortgage-
                              Money      Core Fixed   High Yield     Backed        Backed
                              Market       Income        Bond      Securities    Securities
                               Fund         Fund         Fund         Fund          Fund
                           ------------  -----------  -----------  -----------  ------------
                                              Dollar Amounts in Thousands
                                              (Except per Share Amounts)

ASSETS
  Investments, at
    Value/(1)/             $    226,301  $   57,052   $  192,026   $   59,876    $   86,644
  Receivables for
    Securities Sold                  --          31        1,259           66            34
  Receivable for Fund
    Shares Sold                     906          --           --           --            --
  Interest Receivable             1,040         706        5,334          407           521
                           ------------  ----------   -----------  ----------    ----------
    Total Assets                228,247      57,789      198,619       60,349        87,199
                           ------------  ----------   -----------  ----------    ----------
LIABILITIES
  Distributions Payable             306          89          306           91            24
  Payables for Securities
    Purchased                        --         300          634           --            --
  Payables for Fund
    Shares Redeemed               1,214           3           --          209            --
  Payables Upon Return of
    Securities Loaned
    (Note 3)                         --       3,917        5,922           --            --
  Accrued Management Fees            43          13          108           16            31
  Other Accrued Expenses             25          36           49           41            26
                           ------------  ----------   -----------  ----------    ----------
    Total Liabilities             1,588       4,358        7,019          357            81
                           ------------  ----------   -----------  ----------    ----------
NET ASSETS                 $    226,659  $   53,431   $  191,600   $   59,992    $   87,118
                           ============  ==========   ===========  ==========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital          $    226,659  $   59,543   $  219,150   $   66,743    $   91,816
  Undistributed Net
    Realized Gain (Loss)
    on Investments                   --      (4,349)     (10,629)      (5,638)          812
  Unrealized
    (Depreciation) on
    Investments                      --      (2,302)     (16,710)      (1,146)       (3,454)
  Undistributed
    (Distributions in
    excess of) Net
    Investment Income                --         539         (211)          33        (2,056)
                           ------------  ----------   -----------  ----------    ----------
NET ASSETS                 $    226,659  $   53,431   $  191,600   $   59,992    $   87,118
                           ============  ==========   ===========  ==========    ==========
NET ASSETS ATTRIBUTABLE
  TO:
  Institutional Class
    Shares                 $    226,659  $   53,354   $  191,268   $   59,992    $   87,083
                           ============  ==========   ===========  ==========    ==========
  Advisory Class Shares    $         --  $       77   $      332   $       --    $       35
                           ============  ==========   ===========  ==========    ==========
CAPITAL SHARES
  OUTSTANDING:
  Institutional Class       226,659,280   5,833,148   22,582,677    6,276,431     9,926,987
                           ============  ==========   ===========  ==========    ==========
  Advisory Class                     --       8,339       38,695           --         3,921
                           ============  ==========   ===========  ==========    ==========
NET ASSET VALUE PER
  SHARE:
  Institutional Class      $       1.00  $     9.15   $     8.47   $     9.56    $     8.77
                           ============  ==========   ===========  ==========    ==========
  Advisory Class           $         --  $     9.24   $     8.57   $       --    $     9.02
                           ============  ==========   ===========  ==========    ==========

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Total Return Mortgage-Backed Securities Fund at April 30, 2000 was $226,301, $59,347, $208,736, $61,022 And $90,098, respectively.

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
     U.S. FIXED INCOME


Statements of Operations (Unaudited)             Six Months Ended April 30, 2000

                                                                           TCW
                                                               TCW        Galileo
                             TCW       TCW                   Galileo    Total Return
                           Galileo   Galileo       TCW      Mortgage-    Mortgage-
                            Money   Core Fixed   Galileo      Backed       Backed
                           Market     Income    High Yield  Securities   Securities
                            Fund       Fund     Bond Fund      Fund         Fund
                           -------  ----------  ----------  ----------  ------------
                                          Dollar Amounts in Thousands

INVESTMENT INCOME
Income:
  Interest (Note 2)        $6,392    $ 1,884     $10,730      $2,265      $ 2,648
                           ------    -------     -------      ------      -------
Expenses:
  Management Fees             278        110         765         139          218
  Accounting Service Fees      29         20          27          14           16
  Administration Fees          32         14          30          12           14
  Transfer Agent Fees:
    Institutional Class        20         20          22          19           20
    Advisory Class             --          7           8          --            7
  Custodian Fees                7          7           3           3            3
  Professional Fees            19         16          18          13           17
  Directors' Fees and
    Expenses                    4          4           4           4            4
  Registration Fees:
    Institutional Class        --          4           4          --            4
    Advisory Class             --          3           3          --            3
  Distribution Fees:
    Advisory Class
      (Note 6)                 --         --           5          --           --
  Other                        29         15          27          13           15
                           ------    -------     -------      ------      -------
  Total Expenses              418        220         916         217          321
  Less Expenses Borne by
    Investment Advisor         --         12          10          27           13
                           ------    -------     -------      ------      -------
  Net Expenses                418        208         906         190          308
                           ------    -------     -------      ------      -------
  Net Investment Income     5,974      1,676       9,824       2,075        2,340
                           ------    -------     -------      ------      -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND
  FOREIGN CURRENCY
  Net Realized Gain
    (Loss) on:
    Investments                --     (1,187)     (2,148)       (168)         697
    Foreign Currency           --         57          --          --           --
  Change in Unrealized
    Appreciation
    (Depreciation) on:
    Investments                --       (365)     (6,122)       (220)      (1,988)
    Foreign Currency           --       (120)         --          --           --
                           ------    -------     -------      ------      -------
  Net Realized and
    Unrealized (Loss) on
    Investments and
    Foreign Currency           --     (1,615)     (8,270)       (388)      (1,291)
                           ------    -------     -------      ------      -------
INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS               $5,974    $    61     $ 1,554      $1,687      $ 1,049
                           ======    =======     =======      ======      =======

See accompanying notes to financial statements.

26
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Statements of Changes in Net Assets

                                      TCW Galileo             TCW Galileo Core
                                   Money Market Fund         Fixed Income Fund
                                ------------------------  ------------------------
                                Six Months                Six Months
                                   Ended                     Ended
                                 April 30,   Year Ended    April 30,   Year Ended
                                   2000      October 31,     2000      October 31,
                                (Unaudited)     1999      (Unaudited)     1999
                                -----------  -----------  -----------  -----------
                                           Dollar Amounts in Thousands

OPERATIONS
 Net Investment Income           $  5,974     $ 10,300     $  1,676     $  4,603
 Net Realized (Loss) on
   Investments and Foreign
   Currency                            --           --       (1,130)      (1,272)
 Change in Unrealized
   (Depreciation) on
   Investments and Foreign
   Currency                            --           --         (485)      (3,115)
                                 --------     --------     --------     --------
 Increase in Net Assets
   Resulting from Operations        5,974       10,300           61          216
                                 --------     --------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net
   Investment Income:
   Institutional Class             (5,974)     (10,300)      (1,679)      (4,137)
   Advisory Class                      --           --           (2)          (2)
                                 --------     --------     --------     --------
 Total Distributions to
   Shareholders                    (5,974)     (10,300)      (1,681)      (4,139)
                                 --------     --------     --------     --------
NET CAPITAL SHARE TRANSACTIONS
 (NOTE 8)
   Institutional Class            (34,641)      18,849      (15,695)     (88,408)
   Advisory Class                      --           --           (3)          84
                                 --------     --------     --------     --------
 Increase (Decrease) in Net
   Assets Resulting from Net
   Capital Share Transactions     (34,641)      18,849      (15,698)     (88,324)
                                 --------     --------     --------     --------
 Increase (Decrease) in Net
   Assets                         (34,641)      18,849      (17,318)     (92,247)
NET ASSETS
 Beginning of Period              261,300      242,451       70,749      162,996
                                 --------     --------     --------     --------
 End of Period                   $226,659     $261,300     $ 53,431     $ 70,749
                                 ========     ========     ========     ========

See accompanying notes to financial statements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
   U.S. Fixed Income

Statements of Changes in Net Assets

                                               TCW Galileo                     TCW Galileo
                                                High Yield                   Mortgage-Backed
                                                Bond Fund                    Securities Fund
                                         ------------------------      ------------------------
                                         Six Months                    Six Months
                                            Ended                         Ended
                                          April 30,   Year Ended        April 30,   Year Ended
                                            2000      October 31,         2000      October 31,
                                         (Unaudited)     1999          (Unaudited)     1999
                                         -----------  -----------      -----------  -----------
                                                    Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income                    $  9,824     $ 17,734          $ 2,075      $ 2,525
 Net Realized (Loss) on Investments         (2,148)      (5,518)            (168)          --
 Change in Unrealized (Depreciation) on
    Investments                             (6,122)      (2,104)            (220)        (103)
                                          --------     --------          -------      -------
 Increase in Net Assets Resulting
    from Operations                          1,554       10,112            1,687        2,422
                                          --------     --------          -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment
    Income:
    Institutional Class                    (10,077)     (17,287)          (2,061)      (2,506)
    Advisory Class                            (154)          (9)              --           --
 Distributions in Excess of Net
    Investment Income:
    Institutional Class                       (229)          --               --           --
                                          --------     --------          -------      -------
 Total Distributions to Shareholders       (10,460)     (17,296)          (2,061)      (2,506)
                                          --------     --------          -------      -------
NET CAPITAL SHARE TRANSACTIONS
  (NOTE 8)
 Institutional Class                        12,009       29,567            6,870        9,941
 Advisory Class                                210          202               --           --
                                          --------     --------          -------      -------
 Increase in Net Assets Resulting from
    Net Capital Share Transactions          12,219       29,769            6,870        9,941
                                          --------     --------          -------      -------
 Increase (Decrease) in Net Assets           3,313       22,585            6,496        9,857
NET ASSETS
 Beginning of Period                       188,287      165,702           53,496       43,639
                                          --------     --------          -------      -------
 End of Period                            $191,600     $188,287          $59,992      $53,496
                                          ========     ========          =======      =======

See accompanying notes to financial statements.

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Statements of Changes in Net Assets

                                               TCW Galileo Total Return
                                                   Mortgage-Backed
                                                   Securities Fund
                                               ------------------------
                                               Six Months
                                                  Ended
                                                April 30,   Year Ended
                                                  2000      October 31,
                                               (Unaudited)     1999
                                               -----------  -----------
                                                  Dollar Amounts in
                                                      Thousands

     OPERATIONS
       Net Investment Income                     $ 2,340     $  6,837
       Net Realized Gain on Investments              697           36
       Change in Unrealized (Depreciation) on
         Investments                              (1,988)      (4,058)
                                                 -------     --------
       Increase in Net Assets Resulting from
         Operations                                1,049        2,815
                                                 -------     --------
     DISTRIBUTIONS TO SHAREHOLDERS
       Distributions from Net Investment Income:
         Institutional Class                      (2,339)      (6,750)
         Advisory Class                               (1)          --
       Distributions in Excess of Net
         Investment Income:
         Institutional Class                        (672)      (1,384)
                                                 -------     --------
       Total Distributions to Shareholders        (3,012)      (8,134)
                                                 -------     --------
     NET CAPITAL SHARE TRANSACTIONS (NOTE 8)
       Institutional Class                        (1,230)      (5,907)
       Advisory Class                                 (1)          37
                                                 -------     --------
       (Decrease) in Net Assets Resulting
         from Net Capital Share Transactions      (1,231)      (5,870)
                                                 -------     --------
       (Decrease) in Net Assets                   (3,194)     (11,189)

     NET ASSETS
       Beginning of Period                        90,312      101,501
                                                 -------     --------
       End of Period                             $87,118     $ 90,312
                                                 =======     ========


See accompanying notes to financial statements.

                                                                              29
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TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
   U.S. Fixed Income

Notes to Financial Statements (Unaudited)

     Note 1 -- Organization

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. TCW London International, Limited is a sub-advisor for the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund. The advisors are registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives and policies. Investors Bank & Trust Company serves as the administrator of the Funds.

     The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds. However, all Funds are listed below along with their investment objectives, and are currently offered by the Company.

     U.S. Equities

     TCW Galileo Fund                               Investment Objective
     ----------------                               ---------------------------

     Convertible Securities Fund
     TCW Galileo Convertible Securities Fund        Seeks high total return from
                                                    current income and capital
                                                    appreciation through
                                                    investment principally in
                                                    convertible securities.

     Non-Diversified U.S. Equity Funds
     TCW Galileo Aggressive Growth Equities         Seeks long-term capital
       Fund                                         appreciation by investing
                                                    primarily in publicly-traded
                                                    equity securities of medium
                                                    capitalization companies.

     TCW Galileo Earnings Momentum Fund             Seeks capital appreciation
                                                    by investing primarily in
                                                    publicly-traded equity
                                                    securities of companies
                                                    experiencing or expected to
                                                    experience accelerating
                                                    earnings growth.

     TCW Galileo Large Cap Growth Fund              Seeks long-term capital
                                                    appreciation by investment
                                                    primarily in publicly-traded
                                                    equity securities of large
                                                    capitalization U.S.
                                                    companies with above average
                                                    earnings prospects.

     TCW Galileo Large Cap Value Fund               Seeks long-term capital
                                                    appreciation by investing
                                                    primarily in publicly-traded
                                                    equity securities of large
                                                    capitalization companies.

     TCW Galileo Select Equities Fund               Emphasizes capital
                                                    appreciation and
                                                    preservation with focus on
                                                    long-term results.

     TCW Galileo Small Cap Growth Fund              Seeks long-term capital
                                                    appreciation by investing
                                                    primarily in publicly-traded
                                                    equity securities of smaller
                                                    capitalization companies.

30
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                                                                  April 30, 2000

U.S. Equities (Continued)

TCW Galileo Fund                                    Investment Objective
----------------                                    ---------------------------
Non-Diversified U.S. Equity Funds
TCW Galileo Value Opportunities Fund                Seeks capital appreciation
                                                    by investing at least 65% of
                                                    its total assets, under
                                                    normal circumstances, in
                                                    publicly-traded equity
                                                    securities issued by small
                                                    and medium companies with
                                                    market capitalization at the
                                                    time of purchase between
                                                    $500 million and $5 billion.

U.S. Fixed Income

TCW Galileo Fund                                    Investment Objective
----------------                                    ----------------------------
Diversified Money Market Fund
TCW Galileo Money Market Fund                       Seeks current income,
                                                    preservation of capital and
                                                    liquidity by investing in
                                                    short-term money market
                                                    securities.

Diversified Fixed Income Funds
TCW Galileo Core Fixed Income Fund                  Seeks capital appreciation
                                                    and income by investment
                                                    principally in core fixed
                                                    income securities
                                                    emphasizing high quality and
                                                    liquid investments.

TCW Galileo High Yield Bond Fund                    Seeks high current income by
                                                    investment principally in
                                                    high yield fixed income
                                                    securities.

TCW Galileo Mortgage-Backed Securities Fund         Seeks income by investing
                                                    primarily in short-term
                                                    mortgage-backed securities.

TCW Galileo Total Return Mortgage-Backed            Seeks income by investing
  Securities Fund                                   primarily in long-term
                                                    mortgage-backed securities.

International

TCW Galileo Fund                                    Investment Objective
----------------                                    ----------------------------

Non-diversified International Equity Funds
TCW Galileo Asia Pacific Equities Fund              Seeks long-term capital
                                                    appreciation by investing
                                                    primarily in equity
                                                    securities of companies in
                                                    the Asia Pacific region.

TCW Galileo Emerging Markets Equities Fund          Seeks long-term capital
                                                    appreciation by investing in
                                                    equity securities of
                                                    companies in emerging
                                                    market countries around the
                                                    world.

TCW Galileo European Equities Fund                  Seeks long-term capital
                                                    appreciation by investing
                                                    primarily in the securities
                                                    of issuers located in
                                                    Europe.

TCW Galileo International Equities Fund             Seeks long-term capital
                                                    appreciation by investing
                                                    in a mix of underlying TCW
                                                    Galileo Funds.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
  U.S. Fixed Income

Notes to Financial Statements (Unaudited) (Continued)

     Note 1 -- Organization (Continued)

     International (Continued)


     TCW Galileo Fund                               Investment Objective
     ----------------                               ----------------------------

     Non-Diversified International Equity Funds
     TCW Galileo Japanese Equities Fund             Seeks long-term capital
                                                    appreciation by investing
                                                    primarily in Japanese equity
                                                    securities.

     TCW Galileo Latin America Equities Fund        Seeks long-term capital
                                                    appreciation by investing
                                                    primarily in Latin American
                                                    equity securities.

     Non-Diversified Fixed Income Fund

     TCW Galileo Emerging Markets Income Fund       Seeks high total return from
                                                    capital appreciation and
                                                    current income by investing
                                                    at least 65% of its total
                                                    assets in debt securities
                                                    issued or guaranteed by
                                                    companies, financial
                                                    institutions, and government
                                                    entities in emerging market
                                                    countries.


Nine funds (TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Select Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo Core Fixed Income Fund, TCW Galileo High Yield Bond Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo European Equities Fund) offer two classes of shares, Institutional Class shares and Advisory Class shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally give the shareholder the same voting, dividend, liquidation, and other rights. The Institutional Class shares are offered at the current net asset value. The Advisory Class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Funds in the preparation of their financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

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                                                                  April 30, 2000

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. The TCW Galileo Core Fixed Income Fund and the TCW Galileo High Yield Bond Fund recognize as interest income discounts on securities purchased using a constant yield to maturity accretion method. Original issue discount is accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations and securities held by the TCW Galileo Core Fixed Income Fund. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 2000.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
  U.S. Fixed Income

Notes to Financial Statements (Unaudited) (Continued)

     Note 2 -- Significant Accounting Policies (Continued)

     Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

     Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see Note 3).

     Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2000.

     Allocation of Operating Activity: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.

     Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard Time for the other Funds.

     Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

                                                                          [LOGO]
--------------------------------------------------------------------------------

                                                                  April 30, 2000

Note 3 -- Security Lending

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2000:

                                        Market Value of                            Securities
                                       Loaned Securities     Collateral Value     Lending Fees*
                                       ------------------    ----------------    ---------------
TCW Galileo Core Fixed Income Fund     $        3,827,494    $     3,917,150     $         1,752
TCW Galileo High Yield Bond Fund                5,759,935          5,922,250               4,062

*  Net of broker fees

Securities lending fees are included in interest income in the Statements of Operations.

Note 4 -- Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 2000, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                                                    TCW Galileo
                                                                   TCW Galileo     Total Return
                                 TCW Galileo      TCW Galileo       Mortgage-        Mortgage-
                                  Core Fixed      High Yield         Backed           Backed
                                 Income Fund       Bond Fund     Securities Fund  Securities Fund
                                --------------  ---------------  ---------------  ---------------
Unrealized Appreciation         $          71   $          661   $          153   $        1,273
Unrealized (Depreciation)              (2,373)         (17,371)          (1,299)          (4,727)
                                --------------  ---------------  --------------   --------------
Net Unrealized (Depreciation)   $      (2,302)  $      (16,710)  $       (1,146)  $       (3,454)
                                ==============  ===============  ==============   ==============
Cost of Investments for
  Federal Income Tax Purposes   $      59,347   $      208,736   $       61,022   $       90,098
                                ==============  ===============  ==============   ==============

At April 30, 2000, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):


                                          Expiring In
                           -------------------------------------------
                            2002   2003   2004   2005    2006    2007
                           -----  ------  ----  ------  ------  ------

TCW Galileo Core Fixed
  Income Fund              $ 641  $  644  $ --  $  --   $   --  $1,259
TCW Galileo High Yield
  Bond Fund                   --      --    --     --    2,560   5,718
TCW Galileo
  Mortgage-Backed
  Securities Fund            446   4,068   861     73      406      --

Note 5 -- Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

     TCW Galileo Money Market Fund                                 0.25%
     TCW Galileo Core Fixed Income Fund                            0.40%
     TCW Galileo High Yield Bond Fund                              0.75%
     TCW Galileo Mortgage-Backed Securities Fund                   0.35%
     TCW Galileo Total Return Mortgage-Backed Securities Fund      0.50%

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  U.S. Fixed Income

Notes to Financial Statements (Unaudited) (Continued)

     Notes 5-- Fund Expenses (Continued)

     Prior to January 15, 2000, the TCW Galileo Mortgage-Backed Securities Fund paid to the Advisor an annual management fee of 0.50% of the daily net assets.

     The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objective, which is subject to change on a monthly basis. At April 30, 2000, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

          TCW Galileo Core Fixed Income Fund                         1.00%
          TCW Galileo High Yield Bond Fund                           1.30%
          TCW Galileo Mortgage-Backed Securities Fund                1.00%
          TCW Galileo Total Return Mortgage-Backed Securities Fund   1.00%

     Prior to January 15, 2000, the ordinary operating expenses of the TCW Galileo Mortgage-Backed Securities Fund were limited to 0.53% of daily net assets.

     Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

     Note 6 -- Distribution Plan

     The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the six months ended April 30, 2000 were less than $1,000 for the TCW Galileo Core Fixed Income Fund and TCW Galileo Total Return Mortgage-Backed Securities Fund and as a result, are not disclosed in the Statement of Operations.

     Note 7 -- Purchases and Sales of Securities

     Investment transactions (excluding short-term investments) for the six months ended April 30, 2000 were as follows (amounts in thousands):


                                                                                  TCW Galileo
                                                                 TCW Galileo     Total Return
                                     TCW Galileo  TCW Galileo     Mortgage-        Mortgage-
                                     Core Fixed   High Yield       Backed           Backed
                                     Income Fund   Bond Fund   Securities Fund  Securities Fund
                                     -----------  -----------  ---------------  ---------------
     Purchases at Cost                 $ 6,007      $79,881        $    25          $   --
                                       =======      =======        =======          ======
     Sales Proceeds                    $16,212      $69,575        $   852          $  891
                                       =======      =======        =======          ======
     U.S. Government Purchases at
       Cost                            $16,806      $    --        $18,894          $   --
                                       =======      =======        =======          ======
     U.S. Government Sales Proceeds    $22,890      $    --        $ 8,867          $2,216
                                       =======      =======        =======          ======

                                                                         [LOGO]
-------------------------------------------------------------------------------

                                                                  April 30, 2000

Note 8 -- Capital Share Transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

TCW Galileo Money Market
   Fund                                Six Months Ended
                                        April 30, 2000                    Year Ended
                                         (Unaudited)                   October 31, 1999
                                ------------------------------  ------------------------------
                                                    Amount                          Amount
                                    Shares      (in thousands)      Shares      (in thousands)
                                --------------  --------------  --------------  --------------
Shares Sold                      1,353,421,102   $ 1,353,421     2,699,538,689   $ 2,699,539
Shares Issued upon
  Reinvestment of Dividends          3,832,713         3,833         7,371,745         7,372
Shares Redeemed                 (1,391,894,778)   (1,391,895)   (2,688,061,688)   (2,688,062)
                                --------------   -----------    --------------   -----------
Net Increase (Decrease)            (34,640,963)  $   (34,641)       18,848,746   $    18,849
                                ==============   ===========    ==============   ===========

TCW Galileo Core Fixed Income
   Fund                                Six Months Ended
Institutional Class                     April 30, 2000                    Year Ended
                                         (Unaudited)                   October 31, 1999
                                ------------------------------  ------------------------------
                                                    Amount                          Amount
                                    Shares      (in thousands)      Shares      (in thousands)
                                --------------  --------------  --------------  --------------

Shares Sold                            930,731   $     8,728         3,702,145   $    35,593
Shares Issued upon
  Reinvestment of Dividends            134,746         1,253           326,089         3,172
Shares Redeemed                     (2,732,856)      (25,676)      (13,006,199)     (127,173)
                                --------------   -----------    --------------   -----------
Net (Decrease)                      (1,667,379)  $   (15,695)       (8,977,965)  $   (88,408)
                                ==============   ===========    ==============   ===========

TCW Galileo Core Fixed Income
   Fund                                   Six Months Ended
Advisory Class                          April 30, 2000                   Period Ended
                                         (Unaudited)                 October 31, 1999/(1)/
                                ------------------------------  ------------------------------
                                                    Amount                          Amount
                                    Shares      (in thousands)      Shares      (in thousands)
                                --------------  --------------  --------------  --------------

Shares Sold                                346   $         4             8,529   $        83
Shares Issued upon
  Reinvestment of Dividends                296             2                --            --
Shares Redeemed                         (1,004)           (9)              172             1
                                --------------   -----------    --------------   -----------
Net Increase (Decrease)                   (362)  $        (3)            8,701   $        84
                                ==============   ===========    ==============   ===========

(1) For the period March 1, 1999 (commencement of offering of Advisory Class shares) through October 31, 1999.

TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------

  U.S. Fixed Income

Notes to Financial Statements (Unaudited) (Continued)

     Note 8 -- Capital Share Transactions (Continued)

     TCW Galileo High Yield Bond
        Fund                                Six Months Ended
     Institutional Class                     April 30, 2000                    Year Ended
                                              (Unaudited)                   October 31, 1999
                                     ------------------------------  ------------------------------
                                                         Amount                          Amount
                                         Shares      (in thousands)      Shares      (in thousands)
                                     --------------  --------------  --------------  --------------
     Shares Sold                          7,065,467   $    62,406        15,528,524   $   144,250
     Shares Issued upon
       Reinvestment of Dividends          1,129,407         9,884         1,547,242        14,195
     Shares Redeemed                     (6,864,735)      (60,281)      (13,828,336)     (128,878)
                                     --------------   -----------    --------------   -----------
     Net Increase                         1,330,139   $    12,009         3,247,430   $    29,567
                                     ==============   ===========    ==============   ===========


     TCW Galileo High Yield Bond
        Fund                                Six Months Ended
     Advisory Class                          April 30, 2000                   Period Ended
                                              (Unaudited)                 October 31, 1999/(1)/
                                     ------------------------------  ------------------------------
                                                         Amount                          Amount
                                         Shares      (in thousands)      Shares      (in thousands)
                                     --------------  --------------  --------------  --------------

     Shares Sold                          1,463,407   $    13,157            36,157   $       345
     Shares Issued upon
       Reinvestment of Dividends             17,355           154               790             7
     Shares Redeemed                     (1,463,336)      (13,101)          (15,678)         (150)
                                     --------------   -----------    --------------   -----------
     Net Increase                            17,426   $       210            21,269   $       202
                                     ==============   ===========    ==============   ===========

     (1) For the period March 1, 1999 (commencement of offering of advisory Class shares) through October 31, 1999.

     TCW Galileo Mortgage-
        Backed Securities Fund              Six Months Ended
                                             April 30, 2000                    Year Ended
                                              (Unaudited)                   October 31, 1999
                                     ------------------------------  ------------------------------
                                                         Amount                          Amount
                                         Shares      (in thousands)      Shares      (in thousands)
                                     --------------  --------------  --------------  --------------
     Shares Sold                          4,434,108   $    42,491         1,189,983   $    11,464
     Shares Issued upon
       Reinvestment of Dividends            178,923         1,710           147,725         1,418
     Shares Redeemed                     (3,914,648)      (37,331)         (306,134)       (2,941)
                                     --------------   -----------    --------------   -----------
     Net Increase                           698,383   $     6,870         1,031,574   $     9,941
                                     ==============   ===========    ==============   ===========

                                                                          [LOGO]
--------------------------------------------------------------------------------
                                                                  April 30, 2000

TCW Galileo Total Return               Six Months Ended
  Mortgage-Backed                       April 30, 2000                    Year Ended
  Securities Fund                        (Unaudited)                   October 31, 1999
Institutional Class             ------------------------------  ------------------------------
                                                    Amount                          Amount
                                    Shares      (in thousands)      Shares      (in thousands)
                                --------------  --------------  --------------  --------------
Shares Sold                             63,725   $       570         1,086,156   $    10,319
Shares Issued upon
  Reinvestment of Dividends            376,775         3,330           809,473         7,598
Shares Redeemed                       (583,325)       (5,130)       (2,226,690)      (23,824)
                                --------------   -----------    --------------   -----------
Net (Decrease)                        (142,825)  $    (1,230)         (331,061)  $    (5,907)
                                ==============   ===========    ==============   ===========


TCW Galileo Total Return               Six Months Ended
  Mortgage-Backed                       April 30, 2000                   Period Ended
  Securities Fund                        (Unaudited)                 October 31, 1999 (1)
Advisory Class                  ------------------------------  ------------------------------
                                                    Amount                          Amount
                                    Shares      (in thousands)      Shares      (in thousands)
                                --------------  --------------  --------------  --------------
Shares Sold                              1,102   $        10             4,015   $        37
Shares Issued upon
  Reinvestment of Dividends                123             1                16            --
Shares Redeemed                         (1,335)          (12)               --            --
                                --------------   -----------    --------------   -----------
Net Increase (Decrease)                   (110)  $        (1)            4,031   $        37
                                ==============   ===========    ==============   ===========

(1) For the period March 1, 1999 (commencement of offering of Advisory Class shares) through October 31, 1999.

Note 9 -- Restricted Securities

The following restricted securities held by the Funds as of April 30, 2000, were valued both at the date of acquisition and April 30, 2000, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW Galileo Core Fixed Income Fund:

Principal                                         Date of
 Amount    Investment                           Acquisition   Cost
---------  -----------------------------------  -----------  -------

 $75,000   360networks, Inc., (144A), 13%,        04/20/00   $73,194
           due 05/01/08
  75,000   Bio-Rad Laboratories, Inc., (144A),    02/14/00    74,124
           11.625%, due 02/15/07
  75,000   Concentra Operating Corp., (144A),     08/05/99    75,000
           13%, due 08/15/09
  50,000 Consolidated Container Companies, 06/24/99 50,270 LLC, (144A), 10.125%, due 07/15/09
  75,000   TNP Enterprises, Inc., (144A),         03/31/00    75,000
           10.25%, due 04/01/10


The total value of restricted securities is $330,125, which represents 0.6% of net assets of the Fund at April 30, 2000.

TCW Galileo Funds, Inc.
-------------------------------------------------------------------------------

  U.S. Fixed Income

Notes to Financial Statements (Unaudited) (Continued)

     Note 9 -- Restricted Securities

     TCW Galileo High Yield Bond Fund:

     Principal
     Amount or
     Number of                                          Date of
       Shares    Investment                           Acquisition     Cost
     ----------  -----------------------------------  -----------  ----------

     $1,650,000  360networks, Inc., (144A), 13%,        04/20/00   $1,610,259
                 due 05/01/08
     $1,200,000  Bio-Rad Laboratories, Inc., (144A),    02/14/00    1,185,984
                 11.625%, due 02/15/07
     $1,000,000  Charter Communications Holdings,       02/08/00    1,002,500
                 LLC, (144A), 10%, due 04/01/09
     $2,000,000  Classic Cable, Inc., (144A), 10.5%,    11/09/99    2,000,000
                 due 03/01/10
          3,300  Classic Communications, Inc.,          05/03/99            0
                 (144A), Common Stock
     $1,850,000  Concentra Operating Corp., (144A),     08/05/99    1,753,421
                 13%, due 08/15/09
     $  500,000  Consolidated Container Companies,      06/24/99      501,125
                 LLC, (144A), 10.125%, due 07/15/09
     $  915,000  Huntsman Industries/Specialty          11/03/98      898,153
                 Chemical Corp., (144A), 9.5%,
                 due 07/01/07
     $2,600,000  Level 3 Communications, Inc.,          02/24/00    2,600,000
                 (144A), 11%, due 03/15/08
     $2,600,000  Nextlink Communications, Inc.,         11/12/99    1,505,287
                 (144A), 0%, due 12/01/09
     $1,000,000  Rhythms NetConnections, Inc.,          02/16/00    1,000,000
                 (144A), 14%, due 02/15/10
     $  600,000  Spectrasite Holdings, Inc., (144A),    03/10/00      600,000
                 10.75%, due 03/15/10
     $  425,000  TNP Enterprises, Inc., (144A),         03/31/00      425,000
                 10.25%, due 04/01/10
     $  905,000  Von Hoffmann Press, Inc., (144A),      03/09/00      960,579
                 10.875%, due 05/15/07

The total value of restricted securities is $15,140,549, which represents 7.9% of net assets of the Fund at April 30, 2000.

TCW Galileo Money Market Fund
                                                                          [LOGO]
--------------------------------------------------------------------------------

Financial Highlights


                             Six Months
                               Ended                                       Year Ended October 31,
                           April 30, 2000  ---------------------------------------------------------------------------------
                            (Unaudited)            1999            1998             1997             1996            1995
                           --------------       ----------      ----------       ----------       ----------       ---------
Net Asset Value per
  Share, Beginning of
  Period                      $   1.00           $   1.00       $    1.00         $   1.00         $   1.00         $  1.00
                              --------           --------       ---------         --------         --------         -------
Income from Investment
  Operations:
Net Investment Income           0.0266             0.0434          0.0519           0.0516           0.0509          0.0549
                              --------           --------        --------         --------         --------         -------
Less Distributions:
Distributions from Net
  Investment Income            (0.0266)           (0.0434)        (0.0519)         (0.0516)         (0.0509)        (0.0549)
                              --------           --------        --------         --------         --------         -------
Net Asset Value per
  Share, End of Period        $   1.00           $   1.00        $   1.00         $   1.00         $   1.00         $  1.00
                              ========           ========        ========         ========         ========         =======
Total Return                      3.14%/(1)/         4.85%           5.31%            5.29%            5.21%           5.67%
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)              $226,659           $261,300        $242,451         $222,771         $233,671         $86,302
Ratio of Expenses to
  Average Net Assets              0.38%/(2)/(3)/     0.38%           0.40%/(3)/       0.40%/(3)/       0.40%/(3)/      0.40%/(3)/
Ratio of Net Investment
  Income to Average Net
  Assets                          5.37%/(2)/         4.76%           5.19%            5.17%            5.04%           5.49%

(1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 5 of the Notes to financial statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.41%, 0.40%, 0.44%, and 0.46% for the fiscal years ended October 31, 1998, 1997, 1996 and 1995, respectively.



See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund
--------------------------------------------------------------------------------
  Institutional Class

Financial Highlights


                             Six Months
                               Ended                         Year Ended October 31,
                           April 30, 2000      ---------------------------------------------------------------------------
                            (Unaudited)           1999            1998             1997            1996            1995
                           --------------      ----------      -----------      ----------      ----------      ----------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.42           $  9.89         $   9.62         $  9.45         $  9.61         $  8.94
                              -------           -------         --------         -------         -------         -------
Income (Loss) from
  Investment Operations:
Net Investment Income            0.28              0.57             0.55            0.58            0.55            0.58
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.27)            (0.50)            0.29            0.19           (0.16)           0.62
                              -------           -------         --------         -------         -------         -------
Total from Investment
  Operations                     0.01              0.07             0.84            0.77            0.39            1.20
                              -------           -------         --------         -------         -------         -------
Less Distributions:
Distributions from Net
  Investment Income             (0.28)            (0.54)           (0.57)          (0.60)          (0.55)          (0.53)
                              -------           -------         --------         -------         -------         -------
Net Asset Value per
  Share, End of Period        $  9.15           $  9.42         $   9.89         $  9.62         $  9.45         $  9.61
                              =======           =======         ========         =======         =======         =======
Total Return                     0.10%/(1)/        0.69%            9.02%           8.45%           4.26%          13.92%
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)              $53,354           $70,666         $162,996         $19,368         $25,006         $36,236
Ratio of Expenses to
  Average Net Assets             0.76%/(2)/        0.58%/(3)/       0.62%           0.93%           0.76%           0.68%/(3)/
Ratio of Net Investment
  Income to Average Net
  Assets                         6.09%/(2)/        5.83%            5.60%           6.13%           5.85%           6.38%
Portfolio Turnover Rate         43.37%/(1)/      136.63%          272.77%         142.96%         238.73%         223.78%

(1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extend necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.59% and 0.72% for the years ended October 31, 1999 and 1995, respectively.




See accompanying notes to financial statements.

TCW Galileo Core Fixed Income Fund
                                                                          [LOGO]
--------------------------------------------------------------------------------
     Advisory Class

Financial Highlights

                                                              March 1, 1999
                                            Six Months      (Commencement of
                                              Ended       offering of Advisory
                                          April 30, 2000  Class shares) through
                                           (Unaudited)      October 31, 1999
                                          --------------  ---------------------

Net Asset Value per Share, Beginning of
  Period                                      $ 9.51            $ 9.74
                                              ------            ------
Income (Loss) from Investment
  Operations:
Net Investment Income                           0.27              0.37
Net Realized and Unrealized (Loss) on
  Investments                                  (0.28)            (0.35)
                                              ------            ------
Total from Investment Operations               (0.01)             0.02
                                              ------            ------
Less Distributions:
Distributions from Net Investment Income       (0.26)            (0.25)
                                              ------            ------
Net Asset Value per Share, End of Period      $ 9.24            $ 9.51
                                              ======            ======
Total Return                                   (0.11)%/(1)/       0.17%/(2)/
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)      $   77            $   83
Ratio of Expenses to Average Net Assets         1.00%/(3)/(4)/    1.00%/(3)/(4)/
Ratio of Net Investment Income to
  Average Net Assets                            5.72% /(3)/       5.68%/(3)/
Portfolio Turnover Rate                        43.37% /(1)/     136.63%

(1) For the six months ended April 30, 2000 and not indicative of a full year's operating results.
(2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 31.45% for the six months ended April 30, 2000 and 134.10% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999, respectively.




See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund
--------------------------------------------------------------------------------
    Institutional Class

Financial Highlights

                             Six Months
                               Ended                        Year Ended October 31,
                           April 30, 2000  ---------------------------------------------------------
                            (Unaudited)       1999        1998        1997        1996       1995
                           --------------  ----------  ----------  ----------  ----------  ---------
Net Asset Value per
  Share, Beginning of
  Period                      $   8.85      $   9.20    $  10.11    $   9.77    $   9.74    $  9.43
                              --------      --------    --------    --------    --------    -------
Income (Loss) from
  Investment Operations:
Net Investment Income             0.42          0.80        0.88        0.91        0.89       0.92
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 (0.35)        (0.37)      (0.74)       0.34        0.03       0.39
                              --------      --------    --------    --------    --------    -------
Total from Investment
  Operations                      0.07          0.43        0.14        1.25        0.92       1.31
                              --------      --------    --------    --------    --------    -------
Less Distributions:
Distributions from Net
  Investment Income              (0.44)        (0.78)      (0.89)      (0.91)      (0.89)     (1.00)
Distributions in Excess
  of Net Investment
  Income                         (0.01)           --       (0.01)         --          --         --
Distributions from Net
  Realized Gain                     --            --       (0.15)         --          --         --
                              --------      --------    --------    --------    --------    -------
Total Distributions              (0.45)        (0.78)      (1.05)      (0.91)      (0.89)     (1.00)
                              --------      --------    --------    --------    --------    -------
Net Asset Value per
  Share, End of Period        $   8.47      $   8.85    $   9.20    $  10.11    $   9.77    $  9.74
                              ========      ========    ========    ========    ========    =======
Total Return                      0.75%/(1)/    4.60%       1.18%      13.26%       9.92%     14.65%
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)              $191,268      $188,098    $165,702    $208,761    $183,815    $92,652
Ratio of Expenses to
  Average Net Assets              0.88%/(2)/    0.90%       0.85%       0.83%       0.90%      0.87%/(3)/
Ratio of Net Investment
  Income to Average Net
  Assets                          9.66%/(2)/     8.60%      8.89%       9.10%       9.21%      9.60%
Portfolio Turnover Rate          35.88%/(1)/   128.15%     92.24%     109.45%      82.56%     36.32%

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the year ended October 31, 1995.



See accompanying notes to financial statements.

TCW Galileo High Yield Bond Fund
                                                                          [LOGO]
--------------------------------------------------------------------------------
     Advisory Class

Financial Highlights


                                                              March 1, 1999
                                            Six Months      (Commencement of
                                              Ended       offering of Advisory
                                          April 30, 2000  Class shares) through
                                           (Unaudited)      October 31, 1999
                                          --------------  ---------------------
Net Asset Value per Share, Beginning of
  Period                                      $ 8.91            $ 9.39
                                              ------            ------
Income (Loss) from Investment
  Operations:
Net Investment Income                           0.39              0.55
Net Realized and Unrealized (Loss) on
  Investments                                  (0.32)            (0.57)
                                              ------            ------
Total from Investment Operations                0.07             (0.02)
                                              ------            ------
Less Distributions:
Distributions from Net Investment Income       (0.41)            (0.46)
                                              ------            ------
Net Asset Value per Share, End of Period      $ 8.57            $ 8.91
                                              ======            ======
Total Return                                    0.87%/(1)/       (0.24)%/(2)/
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)      $  332            $  189
Ratio of Expenses to Average Net Assets         1.26%/(3)/(4)/    1.30%/(3)/(4)/
Ratio of Net Investment Income to
  Average Net Assets                            8.67%/(3)/        8.78%/(3)/(4)/
Portfolio Turnover Rate                        35.88%/(1)/      128.15%

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.75% for the six months ended April 30, 2000 and 47.83% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999, respectively.




See accompanying notes to financial statements.

TCW Galileo Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------

Financial Highlights


                             Six Months
                               Ended                                   Year Ended October 31,
                           April 30, 2000  --------------------------------------------------------------------------------
                            (Unaudited)           1999            1998            1997            1996            1995
                           --------------  --------------      ----------      ----------      ----------      ------------
Net Asset Value per
  Share, Beginning of
  Period                      $  9.59           $  9.60         $  9.70         $  9.67         $  9.58         $  9.41
                              -------           -------         -------         -------         -------         -------
Income (Loss) from
  Investment Operations:
Net Investment Income            0.29              0.59            0.35            0.58            0.51            0.67
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.04)            (0.09)           0.10            0.05            0.22            0.25
                              -------           -------         -------         -------         -------         -------
Total from Investment
  Operations                     0.25              0.50            0.45            0.63            0.73            0.92
                              -------           -------         -------         -------         -------         -------
Less Distributions:
Distributions from Net
  Investment Income             (0.28)            (0.51)          (0.11)          (0.38)          (0.46)          (0.71)
Distributions in Excess
  of Net Investment
  Income                           --                --              --           (0.22)          (0.18)          (0.04)
Distributions from
  Paid-in-Capital                  --                --           (0.44)             --              --              --
                              -------           -------         -------         -------         -------         -------
    Total Distributions         (0.28)            (0.51)          (0.55)          (0.60)          (0.64)          (0.75)
                              -------           -------         -------         -------         -------         -------
Net Asset Value per
  Share, End of Period        $  9.56           $  9.59         $  9.60         $  9.70         $  9.67         $  9.58
                              =======           =======         =======         =======         =======         =======
Total Return                     2.67%/(1)/        5.36%           4.73%           6.71%           7.86%          10.16%
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)              $59,992           $53,496         $43,639         $53,307         $61,835         $81,366
Ratio of Expenses to
  Average Net Assets             0.57%/(2)(3)/     0.75%/(3)/      0.83%           0.77%           0.69%           0.61%/(3)/
Ratio of Net Investment
  Income to Average Net
  Assets                         6.19%/(2)/        6.10%           3.61%           6.00%           5.34%           7.13%
Portfolio Turnover Rate         17.16%/(1)/       53.48%          68.40%         109.91%          54.10%          37.83%

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized.
(3) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.65%, 0.80% and 0.63% for the six months ended April 30, 2000, and the years ended October 31, 1999 and 1995, respectively.

See accompanying notes to financial statements.

TCW Galileo Total Return Mortgage-backed Securities Fund
                                                                          [ICON]
--------------------------------------------------------------------------------
     Institutional Class

Financial Highlights

                             Six Months
                               Ended                          Year Ended October 31,
                           April 30, 2000  ------------------------------------------------------------
                            (Unaudited)       1999        1998         1997        1996         1995
                           --------------  ----------  -----------  ----------  -----------  ----------
Net Asset Value per
  Share, Beginning of
  Period                      $  8.96       $  9.76     $   9.91     $  9.56     $   9.56     $  8.95
                              -------       -------     --------     -------     --------     -------
Income (Loss) from
  Investment Operations:
Net Investment Income            0.24          0.62         0.84        0.75         0.68        0.72
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.13)        (0.60)       (0.07)       0.32         0.02        0.71
                              -------       -------     --------     -------     --------     -------
Total from Investment
  Operations                     0.11          0.02         0.77        1.07         0.70        1.43
                              -------       -------     --------     -------     --------     -------
Less Distributions:
Distributions from Net
  Investment Income             (0.23)        (0.62)       (0.86)      (0.72)       (0.68)      (0.82)
Distributions in Excess
  of Net Investment
  Income                        (0.07)        (0.20)       (0.01)         --        (0.02)         --
Distributions from Net
  Realized Gain                    --            --        (0.05)         --           --          --
                              -------       -------     --------     -------     --------     -------
Total Distributions             (0.30)        (0.82)       (0.92)      (0.72)       (0.70)      (0.82)
                              -------       -------     --------     -------     --------     -------
Net Asset Value per
  Share, End of Period        $  8.77       $  8.96     $   9.76     $  9.91     $   9.56     $  9.56
                              =======       =======     ========     =======     ========     =======
Total Return                     1.29%(1)      0.20%        8.20%      11.66%        7.69%      16.84%
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)              $87,083       $90,275     $101,501     $81,442     $112,260     $80,159
Ratio of Expenses to
  Average Net Assets             0.71%/(2)/    0.69%        0.70%       0.67%        0.68%       0.68%/(3)/
Ratio of Net Investment
  Income to Average Net
  Assets                         5.38% /(2)/   6.62%        8.52%       7.77%        7.15%       7.88%
Portfolio Turnover Rate          0.00% /(1)/  28.07%       27.95%      16.01%       39.28%      23.76%

(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2)  Annualized
(3) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets would have been 0.69% for the year ended October 31, 1995.

See accompanying notes to financial statements.

TCW Galileo Total Return Mortgage-Backed Securities Fund
--------------------------------------------------------------------------------
     Advisory class

Financial Highlights

                                                              March 1, 1999
                                            Six Months      (Commencement of
                                              Ended       offering of Advisory
                                          April 30, 2000  Class shares) through
                                           (Unaudited)      October 31, 1999
                                            ---------       ----------------

Net Asset Value per Share, Beginning of
  Period                                      $ 9.23             $ 9.40
                                              ------             ------
Income (Loss) from Investment
  Operations:
Net Investment Income                           0.23               0.43
Net Realized and Unrealized (Loss) on
  Investments                                  (0.14)             (0.49)
                                              ------             ------
    Total from Investment Operations            0.09              (0.06)
                                              ------             ------
Less Distributions:
Distributions from Net Investment Income       (0.30)             (0.11)
                                              ------             ------
Net Asset Value per Share, End of Period      $ 9.02             $ 9.23
                                              ======             ======
Total Return                                    1.14%/(1)/        (0.69)%/(2)/
Ratios/Supplemental Data:
Net Assets, End of Period
  (in thousands)                              $   35             $   37
Ratio of Expenses to Average Net Assets         1.00%/(3)(4)/      1.02%/(3)(4)/
Ratio of Net Investment Income to
  Average Net Assets                            5.12%/(3)/         7.00%/(3)/
Portfolio Turnover Rate                         0.00%/(1)/        28.07%


(1) For the six-months ended April 30, 2000 and not indicative of a full year's operating results.
(2) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through October 31, 1999 and not indicative of a full year's operating results.
(3)  Annualized.
(4) The Investment Advisor has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund as disclosed in Note 5 in the Notes to the Financial Statements. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 69.46% for the six months ended april 30, 2000 and 722.10% for the period from March 1, 1999 (Commencement of offering of Advisory Class shares) to October 31, 1999, respectively.

See accompanying notes to financial statements.

TCW GALILEO FUNDS
April 30, 2000

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS                       INVESTMENT ADVISOR

Marc I. Stern                                TCW Investment Management Company
Director and Chairman of the Board           865 South Figueroa Street
                                             Los Angeles, California 90017
Alvin R. Albe, Jr.                           (213) 244-0000
Director and President
                                             CUSTODIAN & ADMINISTRATOR
John C. Argue
Director                                     Investors Bank & Trust Company
                                             200 Clarendon Street
Norman Barker, Jr.                           Boston, Massachusetts 02116
Director
                                             TRANSFER AGENT
Richard W. Call
Director                                     DST Systems, Inc.
                                             210 West 10th Street
Matthew K. Fong                              Kansas City, Missouri 64105
Director
                                             DISTRIBUTOR
Thomas E. Larkin, Jr.
Director                                     TCW Brokerage Services
                                             865 South Figueroa Street
Charles W. Baldiswieler                      Los Angeles, California 90017
Senior Vice President
                                             INDEPENDENT AUDITORS
Michael E. Cahill
Senior Vice President,                       Deloitte & Touche, LLP
General Counsel and Assistant Secretary      350 South Grand Avenue
                                             Los Angeles, California 90017
Jeffery V. Peterson
Senior Vice President

Robert S. Sant
Senior Vice President

Philip K. Holl
Secretary

Hilary G.D. Lord
Assistant Secretary

Peter C. DiBona
Treasurer